UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)

                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                     DATE OF REPORTING PERIOD: MAY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                            SEI LIBOR Plus Portfolio

                              Financial Statements

                       For the period from August 31, 2007
                        (commencement of operations) to
                                  May 31, 2008

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

            Management's Discussion and Analysis of Fund Performance

                                  May 31, 2008

SEI LIBOR Plus Portfolio

OBJECTIVE

Using multiple sub-advisers, the SEI LIBOR Plus Portfolio (the "Portfolio") seeks to provide an enhanced return above the Merrill Lynch 3-Month Constant Maturity LIBOR (London Interbank Offered Rate) Index (the "Index").

STRATEGY

The investment strategy focuses on generating absolute return through the management of securities in multiple sectors of the fixed income market, including the mortgage-backed, asset-backed and corporate sectors. The Portfolio's managers employ security selection to invest in a diversified portfolio of investment grade and non-investment grade securities.

ANALYSIS

The Portfolio returned (7.20)% since its inception in August of 2007 through May 31, 2008, compared to 3.80% for the Index. The fixed income markets experienced turbulent conditions during the period as escalating delinquencies and defaults on sub-prime mortgages triggered a flight to safety into U.S. Treasury obligations. As economic momentum slowed and the risk of recession grew, the Federal Reserve (the "Fed") lowered the benchmark Federal Funds rate to 2.00% in late April from 5.25% in August. The two year Treasury yield fell from almost 5.00% to roughly 2.65% at the end of May. Ten year Treasury yields fell 83 basis points to 4.06% as the yield curve steepened. The Index fell from 5.36% to 2.68% during the period. The spread between the Index and Federal Funds and short dated T-bills widened significantly, however, reflecting the market's concern about liquidity and counterparty risk.

The anticipation of increased losses in mortgage-backed and asset-backed securities led to massive write downs on the balance sheets of some of the world's premier financial institutions including Citigroup, UBS, Merrill Lynch, Wachovia Bank and Lehman Brothers. The fixed income markets became dysfunctional as the leading institutions ceased to provide liquidity even to some of the highest quality sectors of the market. The crisis came to a boiling point in mid March when the Government engineered a bailout of Bear Stearns, which was subsequently acquired by JP Morgan. In unprecedented action, the Fed put in place several new liquidity facilities for the dealer community including the allowance of investment banks to borrow from the Fed's discount window, a right historically limited to commercial banks. The non-Treasury sectors of the market lagged the powerful rally in Treasury securities leading to significant underperformance in these sectors. Asset-backed securities underperformed similar duration Treasuries by 10.43% for the period, while investment grade corporates underperformed by 7.21% and agency mortgages underperformed by 1.37%. High yield bonds and senior bank loans also underperformed as investors began to anticipate higher levels of default in these sectors.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

            Management's Discussion and Analysis of Fund Performance

                                  May 31, 2008

The Portfolio's heavy emphasis of the non-Treasury sectors detracted from relative return for the period as yield spreads widened dramatically in the corporate, mortgage and asset-backed markets. The Portfolio had a heavy allocation to mortgage and asset-backed securities throughout the period, and emphasized non-agency AAA-rated senior securities. These holdings detracted significantly from performance as prices deteriorated with the loss of liquidity and valuations moved below what traditional credit fundamentals would suggest. The Portfolio's allocation to corporate securities also detracted from performance as slower economic growth raised concerns about corporate profitability and balance sheet quality. The Portfolio continues to generate an attractive level of income and is poised to outperform should liquidity conditions normalize.

Average Annual Total Return(1)

                                                      Cumulative
                                                       Inception
                                                        to Date
                                                      ----------
SEI LIBOR Plus Portfolio                                (7.20)%

            Comparison of change in the value of $100,000 investment
                   in the SEI LIBOR Plus Portfolio versus the
               Merrill Lynch 3-Month Constant Maturity LIBOR Index

                               (PERFORMANCE GRAPH)

                                                   Merrill Lynch
                          SEI LIBOR              3-Month Constant
                        Plus Portfolio         Maturity LIBOR Index
8/31/2007                 $100,000                  $100,000
5/31/2008                   92,800                   103,799

(1) For the period from 08/31/07 (commencement of operations) to 5/31/08. Past performance is no indication of future performance. Portfolio Shares were offered beginning 8/31/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay of fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                         SECTOR WEIGHTINGS (UNAUDITED) +

                               (PERFORMANCE GRAPH)

Mortgage-Backed Securities           44.85%
Asset-Backed Securities              34.39%
Cash Equivalent                      15.36%
Corporate Obligations                 4.24%
U.S. Treasury Obligations             1.01%
Purchased Option                      0.08%
U.S. Government Agency Obligations    0.07%

+    Percentages based on total investments

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 55.6%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 31.2%
   FHLMC CMO STRIPS, Ser 231, IO
      5.500%, 08/01/35                             $       3,470   $         891
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35                                    38,326           9,646
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
      4.500%, 08/15/35 to 09/15/35                         3,143             809
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
      5.000%, 09/15/35                                     4,912           1,125
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
      5.000%, 05/15/37                                     9,463           2,480
   FHLMC TBA
      6.000%, 06/01/15                                    17,500          17,954
   FNMA ARM
      6.237%, 06/01/08 (A)                                 6,424           6,536
      6.215%, 06/01/08 (A)                                 2,385           2,425
      6.186%, 09/01/34                                     4,687           4,754
      5.877%, 10/01/37                                     8,897           9,119
      5.833%, 10/01/37                                    10,340          10,579
      5.507%, 06/01/08 (A)                                 4,248           4,325
      5.423%, 06/01/08 (A)                                 7,621           7,707
      4.724%, 06/01/08 (A)                                 4,239           4,242
      4.713%, 07/01/34                                     5,037           5,123
      4.632%, 06/01/08 (A)                                 3,014           2,995
      4.614%, 06/01/08 (A)                                 3,356           3,357
      4.590%, 06/01/08 (A)                                 1,543           1,541
      4.107%, 06/01/08 (A)                                 5,097           5,176
      4.092%, 10/01/33                                     2,441           2,437
      3.868%, 06/01/08 (A)                                 5,660           5,645
      3.838%, 06/01/08 (A)                                 4,591           4,643
   FNMA CMO STRIPS, Ser 2005-359, Cl 6, IO
      5.000%, 11/01/35                                     1,357             302
   FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
      5.000%, 08/01/35                                    72,122          18,132

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FNMA CMO STRIPS, Ser 2005-365, Cl 4, IO
      5.000%, 04/01/36                             $       4,151   $         923
   FNMA CMO STRIPS, Ser 369, Cl 1, IO
      5.000%, 03/01/36                                     3,252             738
   FNMA CMO, Ser 2006-76, Cl QF
      2.792%, 06/25/08 (A)                                 9,276           9,152
   FNMA CMO, Ser 2007-81, Cl PF
      2.762%, 06/25/08 (A)                                 9,765           9,965
   FNMA TBA
      6.500%, 07/01/37                                   102,000         104,868
      6.000%, 06/17/19 to 07/01/21                        95,000          97,302
      5.500%, 06/01/22 to 07/01/37                       131,300         133,224
   GNMA ARM
      6.375%, 06/01/08 (A)                                   430             438
      6.000%, 03/20/35                                       136             137
      5.875%, 11/20/30                                       414             417
      5.750%, 02/20/32                                       410             411
      5.500%, 08/20/32 to 01/20/34                           488             490
      5.250%, 06/01/08 (A)                                   278             282
      5.000%, 03/20/36                                       643             645
      4.500%, 11/20/35                                       864             866
                                                                   -------------
                                                                         491,801
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 24.4%
   ABN Amro Mortgage, Ser 2003-3, Cl B3
      5.750%, 06/01/08 (B)                                   590             473
   Adjustable Rate Mortgage Trust, Ser 2005-2,
     Cl 1A2
      6.385%, 06/01/08 (A)                                 2,537           2,513
   Adjustable Rate Mortgage Trust, Ser 2005-5,
     Cl 1A1
      5.325%, 06/01/08 (A)                                 1,721           1,577
   American Home Mortgage Assets, Ser 2006-3,
     Cl M5
      3.013%, 06/25/08 (A)                                 1,200             257
   American Home Mortgage Investment Trust,
     Ser 2005-1, Cl 6A
      5.294%, 06/25/08 (A)                                12,019          10,638
   American Home Mortgage Investment Trust,
     Ser 2005-1, Cl 4A1
      4.497%, 06/01/08 (A)                                 1,458           1,075

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Home Mortgage Investment Trust,
     Ser 2005-4, Cl 5A
      5.350%, 06/25/08 (A)                         $      10,715   $       9,221
   American Home Mortgage Investment Trust,
     Ser 2006-1, Cl 2A3
      5.100%, 06/25/08 (A)                                 6,501           5,495
   Banc of America Commercial Mortgage,
     Ser 2007-4, Cl A4
      5.740%, 06/01/08 (A)                                   207             204
   Banc of America Funding, Ser 2004-C, Cl 2A2
      7.570%, 06/01/08 (A)                                 3,347           3,274
   Banc of America Mortgage Securities,
     Ser 2007-4, Cl B2
      6.190%, 06/01/08 (A)                                 1,456             716
   Banc of America Mortgage Securities,
     Ser 2007-4, Cl B1
      6.190%, 06/01/08 (A)                                 3,976           2,736
   Bear Stearns Alt-A Trust, Ser 2004-12, Cl 2A2
      6.837%, 06/01/08 (A)                                 6,845           6,315
   Bear Stearns Commercial Mortgage Securities,
     Ser 2004-PWR3, Cl X2
      0.834%, 06/01/08 (A) (B)                           136,019           3,928
   Bear Stearns Commercial Mortgage Securities,
     Ser 2007-PW16, Cl A4
      5.713%, 07/11/08 (A)                                 5,000           4,910
   Bear Stearns Commercial Mortgage Securities,
     Ser 2007-PW17, Cl A4
      5.694%, 06/01/08 (A)                                 5,000           4,868
   Bear Stearns Commercial Mortgage Securities,
     Ser 2007-T28, Cl F
      6.177%, 06/01/08 (A) (B)                               548             266
   Bear Stearns Mortgage Funding Trust,
     Ser 2006-AR1, Cl 1A2
      2.643%, 06/25/08 (A)                                 7,562           4,857
   Bear Stearns Mortgage Funding Trust,
     Ser 2006-SL5, Cl 1A
      2.543%, 06/26/08 (A)                                   416             144
   Bear Stearns Mortgage Funding Trust,
     Ser 2007-AR2, Cl A3
      2.622%, 06/28/08 (A)                                 7,263           3,092
   Chaseflex Trust, Ser 2007-M1, Cl 2AV1
      2.543%, 06/25/08 (A)                                 1,811           1,750
   Citigroup Commercial Mortgage Trust,
     Ser 2006-C4, IO
      5.725%, 06/01/08 (A)                                21,321          21,514
   Citigroup/Deutsche Bank Commercial
     Mortgage Trust, Ser 2007-CD4, Cl A4
      5.320%, 12/11/49                                    12,890          12,443
   Commercial Mortgage Pass Through
     Certificates, Ser 2006-C8, Cl G
      5.594%, 06/01/08 (A)                                 1,750           1,198
   Commercial Mortgage Pass Through
     Certificates, Ser 2007-C9, Cl A4
      6.010%, 08/01/08 (A)                                 2,300           2,273
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1
      6.738%, 06/01/08 (A)                                 1,626           1,343
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3
      3.543%, 06/27/08 (A)                                 1,355             203

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3
      4.393%, 06/27/08 (A)                         $       1,551   $         233
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3
      2.823%, 06/30/08 (A)                                 2,800             543
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5
      2.942%, 06/25/08 (A)                                 1,205             121
   Countrywide Alternative Loan Trust,
     Ser 2006-OA17, Cl 1A1B
      2.549%, 06/29/08 (A)                                 1,901           1,827
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2004-22, Cl A1
      5.094%, 06/01/08 (A)                                 1,658           1,596
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2005-20, Cl A5
      5.500%, 06/25/08 (A)                                 5,973           5,397
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2005-27, Cl M
      5.500%, 06/01/08 (A)                                 3,876           2,702
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2006-OA4, Cl M5
      3.263%, 06/27/08 (A)                                 1,100             241
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2006-OA4, Cl M4
      3.212%, 06/27/08 (A)                                 1,615             419
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2006-OA5, Cl 1M4
      3.443%, 06/27/08 (A)                                 3,218             322
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2007-HYB1, Cl 1A1
      5.553%, 06/01/08 (A)                                 8,560           8,011
   Credit Suisse Mortgage Capital,
     Ser 2007-C3, Cl A4
      5.723%, 06/15/08 (A)                                 4,975           4,883
   Credit Suisse, Ser 2006-HC1A, Cl A2
      2.774%, 06/15/08 (A) (B)                             4,000           3,778
   Crown Castle Towers LLC, Ser 2005-1A, Cl AFL
      3.501%, 06/08/08 (A) (B)                             3,000           2,908
   CS First Boston Mortgage Securities,
     Ser 2005-3, Cl 5A1
      5.500%, 07/25/20                                     6,521           6,318
   Deutsche ALT-A Securities Alternate
     Loan Trust, Ser 2006-AB4, Cl A1C
      6.000%, 06/25/08 (A)                                 1,150           1,019
   Deutsche Mortgage & Asset Receiving,
     Ser 1998-C1, Cl D
      7.231%, 06/15/31                                       155             155
   DSLA Mortgage Loan Trust, Ser 2004-
     AR2, Cl B2
      3.697%, 06/29/08 (A)                                 1,204             265
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl M7
      4.247%, 06/19/08 (A)                                    30               3
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl M5
      3.308%, 06/19/08 (A)                                    30               5

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl M4
      3.238%, 06/19/08 (A)                         $          49   $           8
   DSLA Mortgage Loan Trust, Ser 2006-AR2, Cl M4
      3.098%, 06/19/08 (A)                                    60              13
   First Horizon Alternative Mortgage
     Securities, Ser 2006-AA6, Cl 2A1
      5.637%, 06/01/08 (A)                                18,421          13,839
   First Horizon Alternative Mortgage Trust,
     Ser 2005-AA3, Cl 3A1
      5.351%, 06/01/08 (A)                                   882             796
   First Horizon Asset Securities, Ser 2006-
     AR1, Cl 2A1
      5.855%, 06/01/08 (A)                                 1,818           1,720
   First Horizon Asset Securities, Ser 2006-AR3,
     Cl 1A1
      5.670%, 06/01/08 (A)                                 5,243           5,056
   First Union - Chase Commercial Mortgage,
     Ser 1999-C2, Cl A2
      6.645%, 06/15/31                                     1,414           1,429
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
      6.945%, 09/15/33                                     3,732           3,795
   GS Mortgage Securities II, Ser 2006-GG6,
     Cl AM
      5.622%, 04/10/38                                    21,500          20,239
   GSR Mortgage Loan Trust, Ser 2005-6F, Cl 1A1
      5.000%, 07/25/35                                     2,776           2,598
   GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
      6.296%, 06/01/08 (A)                                 1,774           1,712
   GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
      6.462%, 06/01/08 (A)                                 2,745           2,552
   Harborview Mortgage Loan Trust, Ser 2004-7,
     Cl 2A1
      6.570%, 06/01/08 (A)                                   407             415
   Harborview Mortgage Loan Trust,
     Ser 2005-9, Cl B11
         4.229%, 06/20/08 (A) (B)                          1,242             621
   HSI Asset Securitization Trust, Ser 2005-NC1,
     Cl 2A4
      2.712%, 06/25/08 (A)                                 1,723           1,547
   Impac CMB Trust, Ser 2004-10, Cl 4M1
      2.993%, 06/25/08 (A)                                 1,433             989
   Impac Secured Assets CMN Owner Trust,
     Ser 2006-4, Cl A2A
      2.473%, 06/16/08 (A)                                   508             473
   Impac Secured Assets CMN Owner Trust,
     Ser 2006-5, Cl 1A1A
      2.503%, 06/21/08 (A)                                   935             888
   Impac Secured Assets CMN Owner Trust,
     Ser 2007-1, Cl A1
      2.453%, 06/25/08 (A)                                27,757          24,004
   Impac Secured Assets CMN Owner Trust,
     Ser 2007-2, Cl 1A1A
      2.503%, 06/29/08 (A)                                19,346          16,941

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 4A1
      5.777%, 06/01/08 (A)                         $         553   $         450
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 3A1
      5.820%, 06/01/08 (A)                                 2,966           2,344
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR12, Cl M2
      2.942%, 06/25/08 (A)                                 1,270             197
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR14, Cl 1A4A
      2.563%, 06/25/08 (A)                                 4,760           3,563
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M1
      2.842%, 06/27/08 (A)                                   250              76
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M6
      4.142%, 06/25/08 (A)                                 1,367             308
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR4, Cl M4
      3.093%, 06/25/08 (A)                                   970             194
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR6, Cl M7
      3.943%, 06/25/08 (A)                                    40               4
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR8, Cl M5
      2.942%, 06/26/08 (A)                                    50              10
   Indymac Index Mortgage Loan Trust,
     Ser 2007-AR5, Cl 2A1
      6.109%, 06/01/08 (A)                                 2,498           1,909
   JP Morgan Chase Commercial Mortgage
     Securities, Ser 2007-CB19, Cl H
      5.937%, 06/01/08 (A) (B)                               786             341
   JP Morgan Chase Commercial Mortgage
     Securities, Ser 2007-CB19, Cl F
      5.937%, 06/01/08 (A) (B)                             2,250           1,431
   JP Morgan Chase Commercial Mortgage Trust,
     Ser 2007-CB18, Cl A4
      5.440%, 06/01/08 (A)                                 6,000           5,758
   LB-UBS Commercial Mortgage Trust,
     Ser 2000-C3, Cl A2
      7.950%, 05/15/25                                     3,061           3,194
      7.370%, 08/15/26                                     3,104           3,233
   LB-UBS Commercial Mortgage Trust,
     Ser 2008-C1, Cl AM
      6.150%, 04/15/41 (A)                                 2,000           1,888
   Merrill Lynch Mortgage Investors,
     Ser 2005-A8, Cl A1B1
      5.250%, 06/25/08 (A)                                   126             121
   Merrill Lynch Mortgage Trust, Ser 2006-1,
     Cl 1A
      5.304%, 06/01/08 (A)                                 8,397           7,944
   Merrill Lynch Mortgage Trust, Ser 2008-C1,
     Cl AM
      6.266%, 02/12/51                                     2,343           2,247
   Morgan Stanley Capital I, Ser 2006-IQ12, Cl F
      5.557%, 06/01/08 (A)                                 1,750           1,271
   Morgan Stanley Capital I, Ser 2007-HQ13, Cl D
      6.488%, 06/01/08 (A) (B)                             4,000           2,519

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Capital I, Ser 2007-IQ13,
     Cl A4
      5.364%, 03/15/44                             $         686   $         655
   Morgan Stanley Capital I, Ser 2007-T27,
     Cl A4
      5.803%, 06/01/08 (A)                                 1,461           1,430
   Morgan Stanley Capital I, Ser 2008-T29,
     Cl A4
      6.280%, 06/01/08                                     5,000           5,094
   Morgan Stanley Mortgage Loan Trust,
     Ser 2004-10AR, Cl 1A
      6.285%, 06/01/08 (A)                                 3,581           3,657
   Nomura Asset Acceptance, Ser 2007-1, Cl 1A1A
      5.995%, 06/09/08 (D)                                   564             542
   Nomura Asset Securities, Ser 1998-D6, Cl A1B
      6.590%, 03/15/30                                        60              60
   Ownit Mortgage Loan Asset Backed
     Certificates, Ser 2006-1, Cl AF1
      5.424%, 12/25/36 (D)                                 3,878           3,865
   Prime Mortgage Trust, Ser 2005-4, Cl 2A8
      5.500%, 06/01/08 (A)                                 4,763           4,420
   RESI Finance, Ser 2007-B, Cl B5
      3.614%, 06/15/08 (A) (B)                             3,194           1,597
   Residential Accredit Loans, Ser 2006-QO1,
     Cl 2A3
      2.792%, 06/27/08 (A)                                 1,146             553
   Residential Accredit Loans, Ser 2006-QO6,
     Cl M5
      2.892%, 06/29/08 (A)                                 2,000             100
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1
      5.235%, 06/25/08 (A)                                 6,779           6,793
   Residential Asset Securitization Trust,
     Ser 2007-A8, Cl 3A1
      6.102%, 06/01/08 (A)                                 4,601           4,306
   Residential Funding Mortgage Securities I,
     Ser 2007-S5, Cl A9
      6.000%, 06/01/08 (A)                                   430             317
   Residential Funding Mortgage Securities I,
     Ser 2007-S7, Cl M1
      6.000%, 07/25/37                                     1,988           1,424
   Residential Funding Mortgage Securities I,
     Ser 2007-S7, Cl M2
      6.000%, 07/25/37                                       944             637
   Residential Funding Mortgage Securities I,
     Ser 2007-S7, Cl M3
      6.000%, 07/25/37                                       881             468
   Structured Adjustable Rate Mortgage Loan
     Trust, Ser 2005-16XS, Cl M2
      3.292%, 06/25/08 (A)                                 2,841             341
   Structured Adjustable Rate Mortgage Loan
     Trust, Ser 2005-7, Cl 1A3
      5.825%, 06/01/08 (A)                                 4,746           4,428
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B5
      3.443%, 06/27/08 (A)                                   515              68
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B4
      3.342%, 06/27/08 (A)                                   785             123

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Structured Asset Mortgage Investments,
     Ser 2006-AR7, Cl A12
      2.643%, 06/25/08 (A)                         $       3,171   $       2,042
   Structured Asset Securities, Ser 2005-16,
     Cl 1A2
      5.500%, 09/25/35                                     3,750           3,327
   Structured Asset Securities, Ser 2006-NC1,
     Cl A4
      2.543%, 06/25/08 (A)                                 1,200             942
   Washington Mutual Alternative Mortgage
     Pass-Through Certificates, Ser 2007-HY2,
     Cl 1A1
      5.776%, 07/25/08 (A)                                   708             543
   Washington Mutual Alternative Mortgage
     Pass-Through Certificates, Ser 2007-OA3,
     Cl 5A
      4.810%, 06/25/08 (A)                                 9,317           7,687
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2005-AR2, Cl B9
      3.593%, 06/25/08 (A)                                 1,169             257
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY4, Cl 1A1
      5.552%, 06/01/08 (A)                                20,940          19,967
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY6, Cl 1A1
      5.674%, 07/25/08 (A)                                22,178          20,261
   Wells Fargo Mortgage Backed Securities Trust,
     Ser 2005-AR16, Cl 4A1
      4.992%, 07/25/08 (A)                                 1,369           1,346
                                                                   -------------
                                                                         383,916
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $926,245) ($ Thousands)                                         875,717
                                                                   -------------
ASSET-BACKED SECURITIES -- 42.6%
AUTOMOTIVE -- 1.7%
   Chase Manhattan Auto Owner Trust, Ser 2005-B,
     Cl A4
      4.880%, 06/15/12                                     2,300           2,313
   Chase Manhattan Auto Owner Trust, Ser 2006-B,
     Cl A3
      5.130%, 06/15/08                                     7,008           7,062
   Daimler Chrysler Auto Trust, Ser 2007-A,
     Cl A2B
      3.319%, 06/10/08 (A)                                 6,000           5,994
   Ford Credit Auto Owner Trust, Ser 2005-B,
     Cl A4
      4.380%, 01/15/10                                     3,461           3,461
   Ford Credit Auto Owner Trust, Ser 2008-C,
     Cl A2B
      3.379%, 06/22/08 (A)                                 5,000           5,000
   USAA Auto Owner Trust, Ser 2008-1, Cl A2
      4.270%, 10/15/10                                     3,000           3,009
                                                                   -------------
                                                                          26,839
                                                                   -------------
CREDIT CARDS -- 1.7%
   American Express Credit Account Master
     Trust, Ser 2004-1, Cl A
      2.594%, 06/16/08 (A)                                 3,000           2,994

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Express Issuance Trust, Ser 2008-1,
     Cl A
      3.464%, 06/15/08 (A)                         $       5,000   $       5,027
   Bank of America Credit Card Trust,
     Ser 2008-A3, Cl A3
      3.264%, 06/15/08 (A)                                 3,000           3,008
   Bank One Issuance Trust, Ser 2002-A6, Cl A
      2.704%, 06/16/08 (A)                                 5,020           4,995
   Chase Credit Card Master Trust, Ser 2003-6,
     Cl A
      2.624%, 06/15/08 (A)                                 3,000           2,997
   Chase Issuance Trust, Ser 2006-A3, Cl A3
      2.504%, 06/16/08 (A)                                 3,000           2,988
   Citibank Credit Card Issuance Trust,
     Ser 2008-A3, Cl A3
      3.377%, 06/18/08 (A)                                 5,000           5,012
                                                                   -------------
                                                                          27,021
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 14.8%
   Accredited Mortgage Loan Trust, Ser 2006-2,
     Cl A2
      2.482%, 06/25/08 (A)                                 4,220           4,099
   ACE Securities, Ser 2003-NC1, Cl M
      3.173%, 06/25/08 (A)                                 3,600           2,865
   ACE Securities, Ser 2003-OP1, Cl M1
      3.093%, 06/26/08 (A)                                 1,750           1,403
   ACE Securities, Ser 2005-HE2, Cl M3
      2.873%, 06/25/08 (A)                                 2,235           1,910
   ACE Securities, Ser 2005-HE7, Cl A2D
      2.723%, 06/25/08 (A)                                 3,000           2,565
   ACE Securities, Ser 2005-HE7, Cl A1B2
      2.693%, 06/27/08 (A)                                 2,583           2,313
   ACE Securities, Ser 2006-HE1, Cl A2B
      2.522%, 06/25/08 (A)                                 2,642           2,607
   ACE Securities, Ser 2006-OP1, Cl M2
      2.683%, 06/25/08 (A)                                 4,325           2,242
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1
      3.093%, 06/25/08 (A)                                   173             142
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1
      3.742%, 06/25/08 (A)                                 2,269           1,796
   Argent Securities, Ser 2003-W5, Cl M1
      3.093%, 06/25/08 (A)                                 1,000             856
   Argent Securities, Ser 2003-W9, Cl M1
      3.083%, 06/26/08 (A)                                 2,274           1,805
   Argent Securities, Ser 2006-M3, Cl A2B
      2.492%, 06/25/08 (A)                                 5,500           5,202
   Argent Securities, Ser 2006-W2, Cl A2B
      2.582%, 06/27/08 (A)                                 3,470           3,199
   Asset Backed Funding Certificates,
     Ser 2006-HE1, Cl A2C
      2.553%, 06/25/08 (A)                                 1,285             896
   Asset Backed Funding Certificates,
     Ser 2006-OPT3, Cl A3B
      2.553%, 06/27/08 (A)                                 1,255             952
   Asset-Backed Funding Certificates,
     Ser 2004-OPT5, Cl M1
      3.143%, 06/14/08 (A)                                 1,000             818

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Asset-Backed Funding Certificates,
     Ser 2006-OPT1, Cl M2
      2.683%, 06/25/08 (A)                         $       2,000   $         761
   Asset-Backed Funding Certificates,
     Ser 2006-OPT1, Cl A3C2
      2.543%, 06/25/08 (A)                                 2,540           2,178
   Asset-Backed Funding NIM Certificates,
     Ser 2005-HE2A, Cl N1
      6.000%, 07/26/35 (B)                                   330               1
   Asset-Backed Securities Home Equity,
     Ser 2003-HE5, Cl M1
      3.639%, 06/15/08 (A)                                 2,828           2,450
   Asset-Backed Securities Home Equity,
     Ser 2006-HE2, Cl M3
      2.783%, 06/25/08 (A)                                 2,789             903
   Asset-Backed Securities Home Equity,
     Ser 2006-HE3, Cl A4
      2.563%, 06/25/08 (A)                                 6,008           5,781
   Bayview Financial Acquisition Trust,
     Ser 2006-A, Cl 2A2
      2.622%, 06/30/08 (A)                                 2,334           2,304
   Bear Stearns Asset-Backed Securities Trust,
     Ser 2006-HE7, Cl 2A2
      2.553%, 06/25/08 (A)                                 4,600           3,864
   Bear Stearns Asset-Backed Securities Trust,
     Ser 2006-HE9, Cl 1A2
      2.543%, 06/25/08 (A)                                 3,430           2,830
   Bear Stearns Asset-Backed Securities Trust,
     Ser 2007-HE4, Cl 1A1
      2.513%, 06/30/08 (A)                                13,080          12,579
   Bear Stearns Commercial Morgage Securities,
     Ser 2007-T28, Cl G
      6.177%, 06/25/08 (A)                                   955             417
   Citifinancial Mortgage Securities,
     Ser 2004-1, Cl AF2
      2.640%, 06/01/08 (D)                                 1,095           1,053
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR3, Cl 2A4A
      5.900%, 06/25/08 (A)                                 1,981           1,578
   Citigroup Mortgage Loan Trust,
     Ser 2006-FX1, Cl A1
      2.492%, 06/30/08 (A)                                   136             124
   Citigroup Mortgage Loan Trust,
     Ser 2006-NC1, Cl A2B
      2.503%, 06/25/08 (A)                                 3,700           3,553
   Citigroup Mortgage Loan Trust,
     Ser 2006-NC2, Cl A2B
      2.553%, 06/25/08 (A)                                 5,780           4,284
   Citigroup Mortgage Loan Trust,
     Ser 2006-WMC1, Cl A2B
      2.543%, 06/25/08 (A)                                 1,500           1,491
   Green Tree Home Improvement Loan Trust,
     Ser 1997-E, Cl HEB1
      7.530%, 01/15/29                                     4,131           3,916
   HFC Home Equity Loan Asset-Backed
     Certificates, Ser 2007-3, Cl M1
      4.729%, 06/18/08 (A)                                 3,000           2,141
   Home Equity Asset NIM Trust, Ser 2003-4,
     Cl M2
      4.793%, 06/25/08 (A)                                 1,644           1,363

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Home Equity Asset Trust, Ser 2006-3,
     Cl 2A2
      2.522%, 06/27/08 (A)                         $       2,174   $       2,140
   Home Equity Asset Trust, Ser 2006-5,
     Cl 2A3
      2.543%, 06/26/08 (A)                                   950             810
   Home Equity Asset Trust, Ser 2006-6,
     Cl 2A3
      2.543%, 06/25/08 (A)                                 2,015           1,494
   Home Equity Asset Trust, Ser 2006-7,
     Cl 2A3
      2.543%, 06/25/08 (A)                                 3,550           2,428
   Home Equity Mortgage Trust, Ser 2006-
     5, Cl A1
      5.500%, 01/25/37 (D)                                14,285           5,354
   Home Equity Mortgage Trust, Ser 2007-
     2, Cl 2A1A
      2.543%, 06/30/08 (A)                                17,622          13,432
   HSI Asset Securitization Trust, Ser 2006-
     HE2, Cl M1
      2.633%, 06/25/08 (A)                                 2,235             477
   IXIS Real Estate Capital Trust, Ser 2006-
     HE1, Cl A4
      2.693%, 06/25/08 (A)                                 2,000           1,534
   IXIS Real Estate Capital Trust, Ser 2006-
     HE2, Cl A3
      2.553%, 06/25/08 (A)                                 1,755           1,311
   Master Asset Backed Securities Trust,
     Ser 2006-AB1, Cl A2
      2.623%, 06/25/08 (A)                                 2,730           2,389
   Master Asset Backed Securities Trust,
     Ser 2006-NC2, Cl A4
      2.543%, 06/28/08 (A)                                 4,210           3,058
   Master Asset-Backed Securities Trust,
     Ser 2003-WMC2, Cl M1
      3.443%, 06/27/08 (A)                                   806             690
   Master Asset-Backed Securities Trust,
     Ser 2006-AB1, Cl A1
      2.532%, 06/27/08 (A)                                 1,311           1,295
   Merrill Lynch Mortgage Investors,
     Ser 2003-HE1, Cl M2
      4.043%, 06/25/08 (A)                                     9               6
   Morgan Stanley ABS Capital I, Ser 2003-
     NC10, Cl M1
      3.413%, 06/27/08 (A)                                 2,483           2,095
   Morgan Stanley ABS Capital I, Ser 2006-
     HE3, Cl A2C
      2.553%, 06/25/08 (A)                                 6,800           5,986
   Morgan Stanley ABS Capital I, Ser 2006-
     HE4, Cl A3
      2.543%, 06/25/08 (A)                                 3,100           2,610
   Morgan Stanley ABS Capital I, Ser 2006-
     HE4, Cl A2
      2.492%, 06/25/08 (A)                                 1,485           1,458
   Morgan Stanley ABS Capital I, Ser 2006-
     HE5, Cl A2C
      2.533%, 06/25/08 (A)                                 1,615           1,279
   Morgan Stanley ABS Capital I, Ser 2006-
     HE5, Cl A2B
      2.492%, 06/25/08 (A)                                 4,000           3,659
   Morgan Stanley ABS Capital I, Ser 2006-
     HE8, Cl A2B
      2.492%, 06/25/08 (A)                                 7,000           6,292

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley ABS Capital I, Ser 2006-HE8,
     Cl A2C
      2.533%, 06/25/08 (A)                         $       1,935   $       1,530
   Morgan Stanley ABS Capital I, Ser 2007-HE7,
     Cl B1
      4.642%, 06/25/08 (A)                                 3,000             825
   Morgan Stanley Dean Witter Capital I,
     Ser 2002-AM3, Cl M1
      3.818%, 06/25/08 (A)                                   286             248
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC1, Cl M2
      5.468%, 06/27/08 (A)                                   806             503
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC4, Cl M2
      5.393%, 06/25/08 (A)                                   206             182
   Morgan Stanley Home Equity Loans,
     Ser 2006-2, Cl A2
      2.503%, 06/25/08 (A)                                 1,727           1,718
   Morgan Stanley Mortgage Loan Trust,
     Ser 2006-17XS, Cl A1
      2.513%, 06/25/08 (A)                                   312             283
   New Century Home Equity Loan Trust,
     Ser 2003-B, Cl BM1
      3.043%, 06/27/08 (A)                                    87              66
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2
      4.461%, 06/25/08 (D)                                    26              25
   Nomura Home Equity Loan, Ser 2006-HE3,
     Cl 2A1
      2.432%, 06/25/08 (A)                                 1,671           1,621
   Novastar Home Equity Loan, Ser 2006-2, Cl A2B
      2.503%, 06/25/08 (A)                                 4,522           4,421
   Novastar Home Equity Loan, Ser 2007-1,
     Cl A2A1
      2.492%, 06/30/08 (A)                                17,313          16,464
   Option One Mortgage Loan Trust, Ser 2003-5,
     Cl M1
      3.043%, 06/23/08 (A)                                   791             623
   Option One Mortgage Loan Trust, Ser 2005-5,
     Cl 5A3
      2.603%, 06/25/08 (A)                                 5,211           5,030
   Option One Mortgage Loan Trust, Ser 2005-5,
     Cl M1
      2.783%, 06/27/08 (A)                                 1,550           1,305
   Option One Mortgage Loan Trust, Ser 2006-1,
     Cl M11
      4.893%, 06/27/08 (A) (B)                               410              15
   Option One Mortgage Loan Trust, Ser 2006-3,
     Cl 2A2
      2.492%, 06/25/08 (A)                                 1,500           1,335
   Option One Mortgage Loan Trust, Ser 2007-HL1,
     Cl 2A1
      2.513%, 06/26/08 (A)                                15,374          14,232
   Option One Mortgage Securities NIM Trust,
     Ser 2005-3A, Cl N1
      5.438%, 08/26/35 (B)                                   232               2
   Residential Asset Securities, Ser 2005-KS12,
     Cl A3
      2.712%, 06/25/08 (A)                                 2,800           2,646
   Residential Funding Mortgage Securities II,
     Ser 2006-HI5, Cl A1
      2.492%, 06/25/08 (A)                                   338             306

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Resmae Mortgage Loan Trust, Ser 2006-1,
     Cl A2B
      2.543%, 06/25/08 (A) (B)                     $       6,979   $       6,046
   Securitized Asset-Backed Receivables Trust,
     Ser 2006-NC1, Cl A2
      2.553%, 06/25/08 (A)                                 5,115           4,836
   Soundview Home Equity Loan Trust,
     Ser 2006-3, Cl A2
      2.482%, 06/25/08 (A)                                 2,000           1,959
   Soundview Home Equity Loan Trust,
     Ser 2006-OPT4, Cl 2A2
      2.482%, 06/25/08 (A)                                 5,000           4,906
   Structured Asset Investment Loan Trust,
     Ser 2003-BC4, Cl M2
      5.393%, 06/25/08 (A)                                 1,340           1,111
   Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1
      4.500%, 07/25/08 (A) (B)                            10,067           3,415
   Terwin Mortgage Trust, Ser 2006-4SL, Cl A1
      4.500%, 07/25/08 (A) (B)                             9,005           8,089
   Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
      4.500%, 07/25/08 (A)                                    98              55
   Wells Fargo Home Equity Trust, Ser 2004-2,
     Cl M8A
      5.393%, 06/28/08 (A) (B)                               794             323
                                                                   -------------
                                                                         233,158
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 24.4%
   1776 CLO, Ser 2006-1A, Cl B
      3.207%, 08/08/08 (A) (B)                             5,000           3,953
   Aames Mortgage Investment Trust, Ser 2005-4,
     Cl B2
      5.142%, 06/12/08 (A)                                 1,080              37
   Ameriquest Mortgage Securities, Ser 2005-R11,
     Cl A2C
      2.623%, 06/20/08 (A)                                 3,497           3,412
   Ameriquest Mortgage Securities, Ser 2005-R3,
     Cl A1A
      2.593%, 06/27/08 (A)                                   908             879
   Anthracite CDO I, Ser 2004-1A, Cl A
      2.764%, 06/23/08 (A) (B)                             6,699           5,025
   Argent Securities, Ser 2005-W4, Cl A2C
      2.693%, 06/22/08 (A)                                 2,780           2,723
   Argent Securities, Ser 2006-W4, Cl A2B
      2.503%, 06/25/08 (A)                                 7,203           7,032
   Carrington Mortgage Loan Trust, Ser 2005-NC5,
     Cl A2
      3.455%, 06/25/08 (A)                                 6,810           6,675
   Carrington Mortgage Loan Trust,
     Ser 2006-FRE1, Cl A3
      2.543%, 06/25/08 (A)                                 2,400           2,087
   Carrington Mortgage Loan Trust, Ser 2006-NC1,
     Cl A2
      2.553%, 06/25/08 (A)                                 5,108           5,062
   Carrington Mortgage Loan Trust, Ser 2006-NC3,
     Cl A1
      2.712%, 06/25/08 (A)                                 1,155           1,143
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1
      2.513%, 06/25/08 (A)                                11,499          11,044

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CenterPoint Energy Transition Bond
     LLC, Ser 2001-1, Cl A3
      5.160%, 09/15/11                             $       3,283   $       3,316
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl A3
      2.543%, 06/25/08 (A)                                 6,265           5,105
   CNH Equipment Trust, Ser 2008-B,
     Cl A2B
      3.676%, 06/22/08 (A)                                 5,000           4,998
   Countrywide Asset-Backed Certificates,
     Ser 2004-5, Cl 3A
      2.622%, 06/27/08 (A)                                   139             119
   Countrywide Asset-Backed Certificates,
     Ser 2005-7, Cl MV8
      3.842%, 06/27/08 (A)                                 1,400             440
   Countrywide Asset-Backed Certificates,
     Ser 2005-AB1, Cl A2
      2.603%, 06/25/08 (A)                                 5,440           5,409
   Countrywide Asset-Backed Certificates,
     Ser 2006-3, Cl 2A2
      2.572%, 06/25/08 (A)                                 5,062           4,832
   Countrywide Asset-Backed Certificates,
     Ser 2006-6, Cl 2A3
      2.673%, 06/25/08 (A)                                   855             562
   Countrywide Asset-Backed Certificates,
     Ser 2006-S1, Cl A2
      5.549%, 08/25/21                                     7,048           6,521
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2005-27, Cl B1
      5.500%, 12/25/35                                     1,641           1,079
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2005-HY10,
     Cl 1A1
      5.292%, 06/01/08 (A)                                 3,859           3,534
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2005-HYB9,
     Cl 1A2
      5.150%, 06/01/08 (A)                                   440             334
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2007-17, Cl M
      6.238%, 06/01/08 (A)                                 5,851           3,993
   Countrywide Home Loan Mortgage Pass
     Through Trust, Ser 2008-2R, Cl A1
      6.000%, 12/25/36                                     4,482           4,258
   CPL Transition Funding LLC, Ser 2002-
     1, Cl A3
      5.560%, 01/15/12                                     4,000           4,081
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2005-CB2,
     Cl M1
      3.575%, 06/25/08 (A)                                   369             311
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2007-CB4,
     Cl A2A
      5.844%, 06/01/08 (D)                                12,740          12,618
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2007-CB4,
     Cl A1A
      2.482%, 06/27/08 (A)                                12,065          11,359
   Credit-Based Asset Servicing and
     Securitization, Ser 2007-CB2, Cl A2A
      5.891%, 02/25/37 (D)                                 3,980           3,936

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Crest Ltd., Ser 2002-IGA, Cl A
      3.357%, 08/16/08 (A) (B)                     $       7,318   $       7,159
   Crest Ltd., Ser 2003-1A, Cl B1
      3.596%, 08/28/08 (A) (B)                             6,000           5,103
   CSAB Mortgage Backed Trust, Ser 2006-4,
     Cl A1A
      5.868%, 12/25/36 (D)                                   623             592
   FBR Securitization Trust, Ser 2005-2, Cl M10
      4.642%, 06/28/08 (A)                                   483               8
   Fieldstone Mortgage Investment, Ser 2006-3,
     Cl M1
      2.653%, 06/25/08 (A)                                 5,680           1,575
   Fieldstone Mortgage Investment, Ser 2006-3,
     Cl 2A1
      2.463%, 06/25/08 (A)                                   731             710
   Fieldstone Mortgage Investment, Ser 2006-3,
     Cl 2A3
      2.553%, 06/25/08 (A)                                   820             545
   First Franklin Mortgage Loan Asset Backed
     Certificates, Ser 2006-FF18, Cl A2C
      2.553%, 06/25/08 (A)                                 2,800           1,798
   First Franklin Mortgage Loan Asset- Backed
     Certificates, Ser 2005-FF10, Cl A4
      2.712%, 06/25/08 (A)                                25,000          22,745
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF11, Cl 2A1
      2.432%, 06/25/08 (A)                                 1,042           1,024
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF14, Cl A2
      2.453%, 06/25/08 (A)                                16,630          15,277
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF9, Cl M1
      2.643%, 06/25/08 (A)                                20,000           6,145
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FFA, Cl A3
      2.513%, 06/25/08 (A)                                   845             274
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FFB, Cl A2
      2.522%, 06/26/08 (A)                                   325             107
   First Franklin NIM Trust, Ser 2005-FF8A,
     Cl N1
      6.500%, 09/25/35 (B)                                   213               1
   Fremont Home Loan Trust, Ser 2006-A, Cl 2A3
      2.553%, 06/25/08 (A)                                 5,500           4,710
   Fremont Home Loan Trust, Ser 2006-A, Cl M2
      2.712%, 06/25/08 (A)                                 2,320             610
   Fremont Home Loan Trust, Ser 2006-B, Cl 2A3
      2.553%, 06/25/08 (A)                                 1,550           1,118
   Fremont Home Loan Trust, Ser 2006-C, Cl 2A1
      2.442%, 06/25/08 (A)                                 1,948           1,824

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Fremont Home Loan Trust, Ser 2006-D, Cl 2A1
      2.453%, 06/25/08 (A)                         $       2,881   $       2,691
   GSAMP NIM Trust, Ser 2005-WMC2
      5.500%, 11/25/35 (B)                                   574               1
   GSAMP Trust, Ser 2005-HE5, Cl A2C
      2.633%, 06/25/08 (A)                                 3,015           2,979
   GSAMP Trust, Ser 2006-FM1, Cl A2C
      2.553%, 06/25/08 (A)                                 1,000             786
   GSAMP Trust, Ser 2006-FM2, Cl A2A
      2.463%, 06/25/08 (A)                                   687             675
   GSAMP Trust, Ser 2006-HE2, Cl A2
      2.572%, 06/25/08 (A)                                 3,000           2,835
   GSAMP Trust, Ser 2007-HE2, Cl A2A
      3.015%, 06/20/08 (A)                                13,708          13,030
   Home Equity Asset Trust, Ser 2006-4, Cl 2A1
      2.453%, 06/01/08 (A)                                    28              28
   HSI Asset Securitization Trust, Ser 2005-
     I1, Cl 2A3
      2.683%, 06/27/08 (A)                                17,700          15,172
   HSI Asset Securitization Trust, Ser 2007-
     NC1, Cl A4
      2.672%, 06/25/08 (A)                                 5,500           3,148
   JP Morgan Mortgage Acquisition,
     Ser 2006-FRE1, Cl A3
      2.583%, 06/25/08 (A)                                 2,097           2,002
   Lehman XS Trust, Ser 2005-5N, Cl M3
      3.392%, 06/25/08 (A)                                 2,494             935
   Lehman XS Trust, Ser 2005-5N, Cl M4
      4.142%, 06/30/08 (A)                                 3,000             450
   Lehman XS Trust, Ser 2005-7N, Cl M7I
      4.142%, 06/27/08 (A)                                 1,350             203
   Lehman XS Trust, Ser 2005-7N, Cl M3II
      3.543%, 06/27/08 (A)                                    50              15
   Lehman XS Trust, Ser 2005-7N, Cl M5I
      3.643%, 06/30/08 (A)                                   620             124
   Lehman XS Trust, Ser 2005-9N, Cl M4
      3.792%, 06/30/08 (A)                                   936             234
   Lehman XS Trust, Ser 2005-9N, Cl M6
      4.142%, 06/30/08 (A)                                 2,300             460
   Lehman XS Trust, Ser 2006-10N,
     Cl 1M5
      2.923%, 06/25/08 (A)                                    48              10
   Lehman XS Trust, Ser 2006-12N, Cl M4
      2.942%, 06/25/08 (A)                                 1,520             369
   Lehman XS Trust, Ser 2006-12N, Cl M5
      2.993%, 06/25/08 (A)                                   840             168
   Lehman XS Trust, Ser 2006-19, Cl A1
      2.493%, 06/25/08 (A)                                   326             292
   Lehman XS Trust, Ser 2006-20, Cl A1
      2.493%, 06/25/08 (A)                                   966             876
   Lehman XS Trust, Ser 2006-2N, Cl M5
      3.543%, 06/27/08 (A)                                 1,221             275
   Long Beach Asset Holdings, Ser 2005-WL1,
     Cl N1
      5.193%, 06/25/45 (B)                                   233               7
   Long Beach Mortgage Loan Trust, Ser 2005-WL2,
     Cl M1
      2.863%, 06/25/08 (A)                                 2,600           2,200
   Long Beach Mortgage Loan Trust, Ser 2006-1,
     Cl M2
      2.802%, 06/25/08 (A)                                 2,115             846

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3
      2.723%, 06/27/08 (A)                         $       2,566   $       2,236
   Merrill Lynch Mortgage Investors Trust,
     Ser 2005-A4, Cl 1A
      5.716%, 06/01/08 (A)                                 2,268           2,205
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A
      2.513%, 06/30/08 (A)                                15,045          14,197
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1
      2.693%, 06/11/08 (A)                                   640             321
   Morgan Stanley ABS Capital I, Ser 2005-
     HE6, Cl A2C
      2.712%, 06/25/08 (A)                                 5,850           5,517
   Morgan Stanley ABS Capital I, Ser 2006-
     NC5, Cl A2A
      2.432%, 06/25/08 (A)                                 2,557           2,515
   Morgan Stanley ABS Capital I, Ser 2006-
     WMC2, Cl A2C
      2.543%, 06/25/08 (A)                                 7,970           5,442
   Morgan Stanley IXIS Real Estate Capital
     Trust, Ser 2006-2, Cl A3
      2.543%, 06/25/08 (A)                                 3,870           3,034
   National Collegiate Student Loan Trust,
     Ser 2004-2, Cl 2C
      3.193%, 06/25/08 (A)                                   250             145
   National Collegiate Student Loan Trust,
     Ser 2006-3, Cl C
      2.863%, 06/28/08 (A)                                 5,850           5,254
   New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2C
      2.643%, 06/25/08 (A)                                10,000           9,684
   New Century Home Equity Loan Trust,
     Ser 2006-1, Cl M2
      2.752%, 06/25/08 (A)                                 1,500             611
   Ownit Mortgage Loan Asset-Backed
     Certificates, Ser 2006-4, Cl A2A
      2.423%, 06/26/08 (A)                                   353             348
   Park Place Securities, Ser 2005-WHQ2, Cl A2C
      2.622%, 06/28/08 (A)                                    47              46
   RAAC Series, Ser 2006-SP4, Cl A1
      2.492%, 06/06/08 (A)                                   346             331
   RAAC Series, Ser 2007-SP1, Cl A1
      2.543%, 06/10/08 (A)                                14,864          14,601
   Rampart CLO, Ser 2007-1A, Cl A
      3.370%, 10/25/08 (A) (B)                             5,500           4,933
   Residential Asset Mortgage Products,
     Ser 2006-NC2, Cl A2
      2.582%, 06/25/08 (A)                                 3,796           3,624
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9
      4.893%, 06/25/08 (A)                                   670              66
   Residential Asset Securities, Ser 2006-
     KS2, Cl A2
      2.522%, 06/25/08 (A)                                   757             751
   SACO I, Ser 2005-10, Cl 2A1
      2.653%, 06/30/08 (A)                                12,926          11,217
   SACO I, Ser 2005-9, Cl A1
      2.643%, 06/27/08 (A)                                 4,955           3,108

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   SACO I, Ser 2005-WM3, Cl A1
      2.653%, 06/27/08 (A)                         $       2,395   $       1,908
   Securitized Asset Backed Receivables
     LLC Trust, Ser 2006-FR4, Cl A2A
      2.473%, 06/25/08 (A)                                 2,259           2,134
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2005-HE1, Cl A3C
      2.723%, 06/25/08 (A)                                 1,500           1,392
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2005-HE1, Cl A1A
      2.693%, 06/25/08 (A) (B)                             5,679           5,616
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2007-NC1, Cl A2B
      2.543%, 06/25/08 (A)                                 3,200           2,392
   SLM Student Loan Trust, Ser 2006-C, Cl C
      5.381%, 06/15/08 (A)                                 5,400           3,433
   Soundview Home Equity Loan Trust,
     Ser 2005-OPT4, Cl M8
      4.893%, 06/25/08 (A)                                   850              87
   Specialty Underwriting & Residential
     Finance, Ser 2005-AB3, Cl A2B
      2.643%, 06/25/08 (A)                                 6,487           6,284
   Specialty Underwriting & Residential
     Finance, Ser 2006-BC5, Cl A2D
      2.543%, 06/25/08 (A)                                 7,336           5,893
   Specialty Underwriting & Residential
     Finance, Ser 2006-BC5, Cl M1
      2.632%, 06/25/08 (A)                                 4,200           1,131
   Structured Asset Investment Loan Trust,
     Ser 2005-4, Cl M11
      4.893%, 06/25/08 (A)                                 1,040               9
   Structured Asset Investment Loan Trust,
     Ser 2006-BNC3, Cl A3
      2.543%, 06/25/08 (A)                                11,000           8,431
   Structured Asset Securities, Ser 2004-19XS,
     Cl A2
      4.370%, 06/01/08 (D)                                   306             302
   Structured Asset Securities, Ser 2006- BC6,
     Cl A4
      2.563%, 06/25/08 (A)                                 3,700           2,757
   Structured Asset Securities, Ser 2006- GEL4,
     Cl A1
      2.513%, 06/27/08 (A) (B)                               433             414
   Structured Asset Securities, Ser 2007-
     BC1, Cl A4
      2.522%, 06/25/08 (A)                                 5,100           3,645
   Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
      2.473%, 06/25/08 (A) (B)                               582             457
                                                                   -------------
                                                                         384,484
                                                                   -------------
Total Asset-Backed Securities
   (Cost $755,893) ($ Thousands)                                         671,502
                                                                   -------------
CORPORATE OBLIGATIONS -- 5.3%

CONSUMER DISCRETIONARY -- 0.7%
   ACE Hardware
      9.125%, 06/01/16 (B)                                   500             480
   Aramark
      8.500%, 02/01/15                                       500             512

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GameStop
      8.000%, 10/01/12                             $       1,000   $       1,055
   General Motors
      8.375%, 07/15/33                                     1,000             685
   JC Penney
      6.375%, 10/15/36                                     2,000           1,686
   Lamar Media
      6.625%, 08/15/15                                       500             471
   Lowe's
      6.650%, 09/15/37                                     2,000           1,974
   Time Warner
      2.915%, 08/13/08 (A)                                 3,000           2,933
   Yum! Brands
      6.875%, 11/15/37                                     1,500           1,423
                                                                   -------------
                                                                          11,219
                                                                   -------------
CONSUMER STAPLES -- 0.1%
    Tesco
      6.150%, 11/15/37 (B)                                 1,500           1,427
                                                                   -------------
ENERGY -- 0.4%
   Kinder Morgan Energy Partners
      6.300%, 02/01/09                                     3,030           3,068
   OPTI Canada
      8.250%, 12/15/14                                       500             515
   Range Resources
      7.500%, 05/15/16                                       500             510
   Transocean
      3.214%, 06/05/08 (A)                                 3,000           2,995
                                                                   -------------
                                                                           7,088
                                                                   -------------
FINANCIALS -- 2.4%
   Allstate
      6.125%, 11/15/08 (A)                                 2,000           1,848
   American Express Credit MTN
      2.874%, 06/04/08 (A)                                 5,000           4,839
   Bear Stearns MTN
      2.836%, 08/28/08 (A)                                 4,000           3,829
   Comerica Bank
      2.748%, 08/24/08 (A)                                 4,000           3,615
   Discover Financial Services
      6.450%, 06/12/17                                       695             604
   General Electric Capital
      6.375%, 11/15/08 (A)                                 2,000           1,969
   Landsbanki Islands
      3.338%, 08/28/08 (A) (B)                               500             466
   Lehman Brothers Holdings MTN
      2.778%, 08/27/08 (A)                                 3,500           3,289
   Merrill Lynch MTN
      2.619%, 06/14/08 (A)                                 1,285           1,258
   MetLife
      6.400%, 12/15/36                                     1,500           1,318
   Morgan Stanley
      2.870%, 08/07/08 (A)                                 4,000           3,892
   Rockies Express Pipeline LLC
      4.250%, 06/20/08 (A) (B)                             3,000           3,002
   Shinsei Finance Cayman Ltd.
      6.418%, 07/20/08 (A) (B)                             2,235           1,543
   Washington Mutual Bank
      2.874%, 08/06/08 (A)                                 3,000           2,816
   Washington Mutual Preferred Funding
      6.534%, 06/15/08 (A) (B)                             2,715           1,571
   Xstrata Finance Dubai
      3.035%, 08/13/08 (A) (B)                             2,400           2,340
                                                                   -------------
                                                                          38,199
                                                                   -------------

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
HEALTH CARE -- 0.2%
   UnitedHealth Group
      2.779%, 06/21/08 (A)                         $       3,000   $       2,843
                                                                   -------------
INDUSTRIALS -- 0.3%
   Iron Mountain
      8.750%, 07/15/18                                     1,000           1,065
   Moog
      7.250%, 06/15/18 (B)                                   500             504
   Mueller Water Products
      7.375%, 06/01/17                                       500             445
   Terex
      7.375%, 01/15/14                                       500             505
   TransDigm
      7.750%, 07/15/14                                       500             511
   Union Pacific
      5.750%, 11/15/17                                     1,000             991
                                                                   -------------
                                                                           4,021
                                                                   -------------
MATERIALS -- 0.2%
   Buckeye Technologies
      8.500%, 10/01/13                                       500             503
   Chemtura
      6.875%, 06/01/16                                     1,000             929
   Georgia-Pacific
      8.125%, 05/15/11                                       500             513
   Owens-Illinois
      7.800%, 05/15/18                                       500             513
   Westlake Chemical
      6.625%, 01/15/16                                       500             430
                                                                   -------------
                                                                           2,888
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.4%
   AT&T
      6.300%, 01/15/38                                     1,000             960
   Charter Communications Operating LLC
      8.375%, 04/30/14 (B)                                   500             491
   Cincinnati Bell
      8.375%, 01/15/14                                     1,000             995
   News America Holdings
      7.700%, 10/30/25                                     2,000           2,119
   Sprint Capital
      6.875%, 11/15/28                                     2,000           1,600
                                                                   -------------
                                                                           6,165
                                                                   -------------
UTILITIES -- 0.6%
   Dominion Resources, Ser B
      2.858%, 08/14/08 (A)                                 2,000           1,992
   Ohio Power
      2.908%, 07/07/08 (A)                                 4,120           3,989
   Progress Energy
      3.163%, 07/15/08 (A)                                 3,090           3,062
                                                                   -------------
                                                                           9,043
                                                                   -------------
Total Corporate Obligations
   (Cost $86,417) ($ Thousands)                                           82,893
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 1.2%
   U.S. Treasury Bill
      2.963%, 06/19/08 (C)                                 1,050           1,049
   U.S. Treasury Bond TIPS
      2.375%, 04/15/11                                    12,459          13,102
      3.000%, 07/15/12                                     5,104           5,549
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $19,613) ($ Thousands)                                           19,700
                                                                   -------------

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                     Contracts/
                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
PURCHASED OPTION -- 0.1%
   July 2008 U.S. Ten Year Treasury Call,
      Expires 06/21/08
      Strike Price $95.00 *                                  262   $       1,505
                                                                   -------------
Total Purchased Option
   (Cost $391) ($ Thousands)                                               1,505
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FHLMC
      2.102%, 11/03/08 (C)                         $       1,000             990
   FNMA
      2.016%, 08/13/08 (C)                                   467             465
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $1,456) ($ Thousands)                                             1,455
                                                                   -------------
CASH EQUIVALENT -- 19.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.46% **                300,000,271         300,000
                                                                   -------------
Total Cash Equivalent
   (Cost $300,000) ($ Thousands)                                         300,000
                                                                   -------------
Total Investments -- 123.9%
   (Cost $2,090,015) ($ Thousands)                                 $   1,952,772
                                                                   =============

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

A Summary of outstanding futures contracts held by the Fund at May 31, 2008 is as follows (see Note 2 in Notes to Financial Statements):

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
30-Day Federal Fund            (38)       Oct-2008          $    (7)
90-Day Euro$                   (40)       Jun-2008             (180)
90-Day Euro$                   (66)       Jun-2008             (297)
90-Day Euro$                    67        Sep-2008               30
90-Day Euro$                   202        Sep-2008              583
90-Day Euro$                  (309)       Dec-2008             (863)
90-Day Euro$                     4        Mar-2009               13
90-Day Euro$                    50        Mar-2009              118
90-Day Euro$                    24        Jun-2009               68
90-Day Euro$                   370        Jun-2009            1,006
90-Day Euro$                    24        Sep-2009               57
90-Day Euro$                   350        Sep-2009              792
90-Day Euro$                    (7)       Dec-2009              (14)
90-Day Euro$                  (260)       Dec-2009             (510)
90-Day Euro$                    (7)       Mar-2010              (12)
90-Day Euro$                  (199)       Mar-2010             (331)
90-Day Euro$                   (38)       Jun-2010              (53)
90-Day Euro$                  (762)       Jun-2010           (1,067)
90-Day Euro$                    (7)       Sep-2010               (8)
90-Day Euro$                  (122)       Sep-2010             (145)
90-Day Euro$                    (7)       Dec-2010               (7)
90-Day Euro$                   (51)       Dec-2010              (51)
90-Day Euro$                    (8)       Mar-2011               (7)
90-Day Euro$                   (78)       Mar-2011              (72)
90-Day Euro$                    (3)       Jun-2011               (3)
90-Day Euro$                   (15)       Jun-2011              (13)
90-Day Euro$                    (3)       Sep-2011               (3)
90-Day Euro$                    (5)       Sep-2011               (4)
90-Day Euro$                    (1)       Dec-2011               (1)
90-Day Euro$                   (26)       Dec-2011              (22)
90-Day Euro$                    (1)       Mar-2012               (1)
90-Day Euro$                   (26)       Mar-2012              (23)
90-Day Euro$                    12        Jun-2012                8
90-Day Euro$                    12        Sep-2012                8
Euro-Schatz Bond                35        Jun-2008             (130)
10-Year Swap                   (27)       Jun-2008              125
10-Year Swap                  (277)       Sep-2008               69
U.S. 2-Year Note                21        Jul-2008              (29)
U.S. 2-Year Note             1,272        Oct-2008             (858)
U.S. 5-Year Note              (263)       Sep-2008              100
U.S. 5-Year Note             1,845        Sep-2008           (1,230)
U.S. 10-Year Bond             (980)       Sep-2008              626
U.S. Long Treasury Bond       (380)       Sep-2008              646
                                                            -------
                                                            $(1,692)
                                                            =======

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

A summary of outstanding swap agreements held by the Fund at May 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                     CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET UNREALIZED
                                                                            (PAYS)/                 NOTIONAL     APPRECIATION
                                                                BUY/SELL   RECEIVES  TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION               PROTECTION    RATE        DATE     ($THOUSANDS)   ($THOUSANDS)
------------         ---------------------------               ----------  --------  -----------  ------------  --------------
Bank Of America      Alcan Inc., 4.875%, 09/15/12                  Buy      (0.35)%    12/20/13      $ 4,375            $   --
Bank Of America      Alcan Inc., 4.875%, 09/15/12                  Buy      (0.35)     12/20/13          250                --
Bank Of America      Alcan Inc., 4.875%, 09/15/12                  Buy      (0.32)     03/20/14        3,700               134
Bank Of America      Alcan Inc., 4.875%, 09/15/12                  Buy      (0.32)     03/20/14          200                --
Bank Of America      Autozone Inc., 5.875%, 10/15/20               Buy      (0.44)     12/20/11        4,375                30
Bank Of America      Autozone Inc., 5.875%, 10/15/20               Buy      (0.44)     12/20/11          250                 2
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20               Buy      (0.46)     12/20/11        4,375                30
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20               Buy      (0.46)     12/20/11          250                 2
Bank Of America      Black & Decker Corp., 7.125%, 06/01/11        Buy      (0.55)     12/20/11        4,375                65
Bank Of America      Black & Decker Corp., 7.125%, 06/01/11        Buy      (0.55)     12/20/11          250                 5
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11        Buy      (0.55)     12/20/11        4,375                65
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11        Buy      (0.55)     12/20/11          250                 5
Goldman Sachs        Borgwarner Inc., 6.5%, 02/15/09               Buy      (0.66)     03/20/13        5,000               (45)
Goldman Sachs        Borgwarner Inc., 6.5%, 02/15/09               Buy      (0.80)     03/20/13        2,250               (35)
Bank Of America      Campbell Soup Co., 4.875, 10/01/13            Buy      (0.20)     06/20/14        6,850                 7
Bank Of America      Campbell Soup Co., 4.875, 10/01/13            Buy      (0.20)     06/20/14          350                --
JPMorgan Chase Bank  Carnival Corp., 6.65%, 1/15/28                Buy      (0.22)     06/20/12        4,000                76
JPMorgan Chase Bank  Carnival Corp., 6.65%, 1/15/28                Buy      (0.22)     06/20/12          200                 4
Goldman Sachs        CDX.NA.IG 9 Index                             Sell      0.60      12/20/12       52,875              (151)
Goldman Sachs        Centurytel Inc. 6.00% 04/01/17                Buy      (1.10)     03/20/13        5,250               (39)
Goldman Sachs        CMBX.NA-A 3                                   Buy      (0.62)     12/15/49        2,000               171
Goldman Sachs        CMBX.NA-A 3                                   Buy      (0.62)     12/15/49        1,000                88
Goldman Sachs        CMBX.NA-A 3                                   Buy      (0.62)     12/15/49        1,000                83
JPMorgan Chase Bank  CMBX.NA-A 2                                   Buy      (0.25)     03/15/49        3,000              (197)
Merrill Lynch        CMBX.NA-A 2                                   Buy      (0.25)     03/15/49        2,000              (130)
Bank Of America      Computer Science, 5.000%, 12/01/12            Buy      (0.65)     06/20/13        4,250                 1
Bank Of America      Darden Restaurants Inc, 7.125%, 02/01/16      Buy      (0.45)     12/20/11        4,250               136
Bank Of America      Darden Restaurants Inc, 7.125%, 02/01/16      Buy      (0.45)     12/20/11          250                 8
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12            Buy      (0.26)     12/20/13        4,375                47
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12            Buy      (0.26)     12/20/13          250                 2
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12            Buy      (0.25)     12/20/13        4,375                47
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12            Buy      (0.25)     12/20/13          250                 3
Bank Of America      Gap Inc, 8.80%, 12/15/08                      Buy      (1.18)     12/20/11        4,375               (43)
Bank Of America      Gap Inc, 8.80%, 12/15/08                      Buy      (1.18)     12/20/11          250               (11)
JPMorgan Chase Bank  Gap Inc, 8.80%, 12/15/08                      Buy      (1.18)     12/20/11        4,250               (40)

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                     CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET UNREALIZED
                                                                            (PAYS)/                 NOTIONAL     APPRECIATION
                                                                BUY/SELL   RECEIVES  TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION               PROTECTION    RATE        DATE     ($THOUSANDS)   ($THOUSANDS)
------------         ---------------------------               ----------  --------  -----------  ------------  --------------
JPMorgan Chase Bank  Gap Inc, 8.80%, 12/15/08                     Buy       (1.18)%    12/20/11      $   250           $  (10)
JPMorgan Chase Bank  Hasbro Inc, 2.75%, 12/01/21                  Buy       (0.39)     12/20/11        4,250              (17)
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                 Buy       (0.39)     12/20/11          250               (1)
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17      Buy       (0.37)     12/20/13        4,375              109
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17      Buy       (0.39)     12/20/13        4,375              118
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17      Buy       (0.39)     12/20/13          250                7
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17      Buy       (0.37)     12/20/13          250                6
JPMorgan Chase Bank  Jones Apparel Group, 5.125%, 11/15/14        Buy       (0.77)     12/20/11        4,250              225
JPMorgan Chase Bank  Jones Apparel Group, 5.125%, 11/15/14        Buy       (0.77)     12/20/11          250               16
Merrill Lynch        Kroger Co., 5.5%, 02/01/13                   Buy       (0.64)     03/20/13        5,250              (11)
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10        Buy       (0.95)     03/20/13        1,500              (32)
Merrill Lynch        Lowes Companies Inc., 8.25%, 06/01/10        Buy       (0.13)     12/20/11        4,250               11
Merrill Lynch        Lowes Companies Inc., 8.25%, 06/01/10        Buy       (0.13)     12/20/11          250                2
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25              Buy       (0.45)     12/20/11        4,375               30
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25              Buy       (0.45)     12/20/11          250                2
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35              Buy       (0.45)     12/20/11        4,375               30
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35              Buy       (0.45)     12/20/11          250                2
Bank Of America      Masco Corp., 5.875%, 07/15/12                Buy       (0.73)     12/20/13        4,250              214
Bank Of America      Masco Corp., 5.875%, 07/15/12                Buy       (0.73)     12/20/13          250               16
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13           Buy       (0.90)     12/20/11        4,250               14
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13           Buy       (0.90)     12/20/11          250                3
Bank Of America      Meadwestavaco Corp., 6.85%, 04/01/12         Buy       (0.48)     12/20/11        4,250              158
Bank Of America      Meadwestavaco Corp., 6.85%, 04/01/12         Buy       (0.48)     12/20/11          250               10
JPMorgan Chase Bank  MGIC Investment Corp, 6.00%, 03/15/07        Buy       (0.35)     12/20/13        4,375              334
JPMorgan Chase Bank  MGIC Investment Corp, 6.00%, 03/15/07        Buy       (0.35)     12/20/13          250               19
Bank Of America      MGIC Investment Corp, 6.00%, 11/01/15        Buy       (0.35)     12/20/13        4,375              334
Bank Of America      MGIC Investment Corp, 6.00%, 11/01/15        Buy       (0.35)     12/20/13          250               19
JPMorgan Chase Bank  CDS.NA.HY.9                                  Buy       (3.75)     12/20/12       13,860             (951)
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28              Buy       (0.28)     12/20/13        4,375               64
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28              Buy       (0.28)     12/20/13          250               10
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28              Buy       (0.28)     12/20/13        4,375              140
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28              Buy       (0.28)     12/20/13          250               10
Bank Of America      Nucor Corp., 4.875%, 10/01/12                Buy       (0.22)     12/20/11        4,375               16
Bank Of America      Nucor Corp., 4.875%, 10/01/12                Buy       (0.22)     12/20/11          250               --
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                Buy       (0.22)     12/20/11        4,375               16
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                Buy       (0.22)     12/20/11          250                1
Bank Of America      Pitney Bowes Inc., 4.625%, 10/01/12          Buy       (0.14)     12/20/11        9,100               61
Bank Of America      Pitney Bowes Inc., 4.625%, 10/01/12          Buy       (0.14)     12/20/11          500                8
Bank Of America      PMI Group Inc., 6.00%, 09/15/16              Buy       (0.35)     12/20/13        4,375              487
Bank Of America      PMI Group Inc., 6.00%, 09/15/16              Buy       (0.35)     12/20/13          250               31
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16              Buy       (0.35)     12/20/13        4,375              550

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                     CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET UNREALIZED
                                                                            (PAYS)/                 NOTIONAL     APPRECIATION
                                                                BUY/SELL   RECEIVES  TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION               PROTECTION    RATE        DATE     ($THOUSANDS)   ($THOUSANDS)
------------         ---------------------------               ----------  --------  -----------  ------------  --------------
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16               Buy      (0.35)%    12/20/13      $   250           $   35
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09          Buy      (0.20)     12/20/11        4,250               45
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09          Buy      (0.20)     12/20/11          250                3
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11            Buy      (0.39)     12/20/13        4,250              309
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11            Buy      (0.39)     12/20/13          250               26
Bank Of America      Radian Group Inc., 7.75%, 06/01/11            Buy      (0.39)     12/20/13        4,375              332
Bank Of America      Radian Group Inc., 7.75%, 06/01/11            Buy      (0.39)     12/20/13          250               19
Merrill Lynch        RR Donnelley & Sons, 4.95%, 04/01/14          Buy      (0.69)     12/20/11        4,250               82
Merrill Lynch        RR Donnelley & Sons, 4.95%, 04/01/14          Buy      (0.69)     12/20/11          250                5
Bank Of America      Safeway Inc., 5.80%, 08/15/12                 Buy      (0.59)     03/20/13        4,250               (5)
JPMorgan Chase Bank  Safeway Inc., 5.80%, 08/15/12                 Buy      (0.64)     03/20/13        4,250              (14)
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12       Buy      (0.27)     12/20/11        4,375              128
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12       Buy      (0.27)     12/20/11          250                5
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12       Buy      (0.27)     12/20/11        4,250              123
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12       Buy      (0.27)     12/20/11          250                5
Bank Of America      The Limited Inc., 6.125%, 12/01/12            Buy      (0.48)     12/20/11        4,250              170
Bank Of America      The Limited Inc., 6.125%, 12/01/12            Buy      (0.48)     12/20/11          250               11
Bank Of America      TJX Companies Inc., 7.45%, 12/15/09           Buy      (0.19)     12/20/11        4,250               18
Bank Of America      TJX Companies Inc., 7.45%, 12/15/09           Buy      (0.19)     12/20/11          250                1
JPMorgan Chase Bank  Washington Mutual Co., 5.25%, 09/15/17        Buy      (0.32)     03/20/12        4,000              332
Merrill Lynch        Weyerhaeuser Company, 6.75%, 03/15/12         Buy      (0.45)     03/20/12        4,375              121
Merrill Lynch        Weyerhaeuser Company, 6.75%, 03/15/12         Buy      (0.45)     03/20/12          250                7
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16              Buy      (0.34)     12/20/11        4,250               60
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16              Buy      (0.34)     12/20/11          250                2
                                                                                                                       ------
                                                                                                                       $4,191
                                                                                                                       ======

                                    INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
                                                                  NOTIONAL     APPRECIATION
                                                                   AMOUNT     (DEPRECIATION)
COUNTERPARTY         FUND PAYS  FUND RECEIVES  TEMINATION DATE  ($THOUSANDS)   ($THOUSANDS)
------------         ---------  -------------  ---------------  ------------  --------------
JPMorgan Chase Bank   4.4025%   3-month LIBOR      11/07/09        $ 9,000              $139
JPMorgan Chase Bank   4.4475    3-month LIBOR      11/08/09         11,000               177
                                                                                        ----
                                                                                        $316
                                                                                        ====

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                  May 31, 2008

SEI LIBOR Plus Portfolio

                                                   TOTAL RETURN SWAPS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET UNREALIZED
                                                                                              NOTIONAL      APPRECIATION
                  REFERENCE ENTITY                                            TERMINATION      AMOUNT      (DEPRECIATION)
 COUNTERPARTY       /OBLIGATION         FUND PAYS         FUND RECEIVES          DATE       ($THOUSANDS)   ($THOUSANDS)
---------------   ----------------   ---------------   --------------------   -----------   ------------   --------------
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     06/01/08       $30,000             $  503
                  CMBS Daily Index   Return            Minus 10 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     08/30/08        10,000                168
                  CMBS Daily Index   Return            Minus 25 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     08/30/08        10,000                168
                  CMBS Daily Index   Return            Minus 50 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     08/30/08        10,000                168
                  CMBS Daily Index   Return            Minus 75 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     08/30/08        20,000                335
                  CMBS Daily Index   Return            Minus 25 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     10/01/08        50,000                838
                  CMBS Daily Index   Return            Plus 29 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     09/30/08        10,000                168
                  CMBS Daily Index   Return            Plus 25 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     09/30/08        29,000                486
                  CMBS Daily Index   Return            Plus 0 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     10/31/08        45,000                755
                  CMBS Daily Index   Return            Minus 10 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     06/01/08        23,000                385
                  CMBS Daily Index   Return            Plus 50 bps
Bank Of America   BAS AAA 10YR       Negative Spread   Initial Index Spread     12/01/08        30,000                 --
                  CMBS Daily Index   Return            Plus 55 bps
Barclays          BAS AAA 10YR       Negative Spread   Initial Index Spread     10/01/08        40,000                672
                  CMBS Daily Index   Return            Minus 50 bps
Goldman Sachs     BAS AAA 10YR       Negative Spread   Initial Index Spread     12/01/08        27,000                 --
                  CMBS Daily Index   Return            Minus 50 bps
JP Morgan Chase   BAS AAA 10YR       Negative Spread   Initial Index Spread     09/30/08        40,000                672
Bank              CMBS Daily Index   Return            Plus 50 bps
JP Morgan Chase   BAS AAA 10YR       Negative Spread   Initial Index Spread     09/30/08        15,000                251
Bank              CMBS Daily Index   Return            Plus 0 bps
JP Morgan Chase   BAS AAA 10YR       Negative Spread   Initial Index Spread     10/31/08        12,000                201
Bank              CMBS Daily Index   Return            Minus 70 bps
Wachovia          BAS AAA 10YR       Negative Spread   Initial Index Spread     06/01/08        40,000                671
                  CMBS Daily Index   Return            Minus 15 bps
                                                                                                                   ------
                                                                                                                   $6,441
                                                                                                                   ======

     Percentages are based on a Net Assets of $1,575,733 ($ Thousands)

*    Non-income producing security.

** Investment in affiliated security (see Note 3). Rate shown is the 7-day effective yield as of May 31, 2008.

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of May 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Step Bond -- The rate reported on the Schedule of Investments is the effective yield on May 31, 2008. The coupon on a step bond changes on a specified date.

ABS -- Asset-Based Security

ARM -- Adjustable Rate Mortgage

CDO -- Collateralized Debt Obligation

Cl -- Class

CLO -- Collateralized Loan Obligation

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only - face amount represents notional amount

LIBOR -- London Interbank Offered Rate

LLC -- Limited Liability Company

Ltd. -- Limited

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TIPS -- Treasury Inflation Protected Security

Amounts designated as "--" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                Statement of Assets and Liabilities ($ Thousands)
                                  May 31, 2008

                                                                         SEI LIBOR PLUS
                                                                            PORTFOLIO
                                                                         --------------
ASSETS
Investments, at value (cost $1,790,015)                                    $1,652,772
Affiliated investment, at value (cost $300,000)                               300,000
Securities sold receivable                                                    430,672
Swap contracts, at value (premiums $6,579)                                     17,527
Interest receivable                                                             4,934
Prepaid offering costs                                                             20
Prepaid expenses                                                                    1
                                                                           ----------
             Total assets                                                   2,405,926
                                                                           ----------
LIABILITIES
Securities purchased payable                                                  821,592
Payable for variation margin                                                    7,227
Payable to custodian                                                            1,032
Advisory fees payable                                                             163
Overdraft of foreign currency, at value                                            42
Trustees fees payable                                                               3
Chief Compliance Officer fees payable                                               1
Accrued expenses and other liabilities                                            133
                                                                           ----------
             Total liabilities                                                830,193
                                                                           ----------
             Net assets                                                    $1,575,733
                                                                           ==========
NET ASSETS:
Paid-in-capital (unlimited authorization - no par value)                   $1,699,691
Undistributed net investment income                                            62,744
Accumulated net realized loss on investments, futures contracts,
    option contracts, swap contracts and foreign currency transactions        (58,977)
Net unrealized depreciation on investments and option contracts              (137,243)
Net unrealized depreciation on futures contracts                               (1,692)
Net unrealized appreciation on swap contracts                                  10,948
Net unrealized appreciation on foreign currency and translation
   of other assets and liabilities denominated in foreign currency                262
                                                                           ----------
             Net assets                                                    $1,575,733
                                                                           ==========

Net asset value per share (based on 169,758,648 shares outstanding)        $     9.28
                                                                           ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                      Statement of Operations ($Thousands)
        For the Period from August 31, 2007 (commencement of operations)
                                 to May 31, 2008

                                                                         SEI LIBOR PLUS
                                                                            PORTFOLIO
                                                                         --------------
Investment income:
   Interest                                                                $  55,410
   Dividends from affiliated security                                          9,299
                                                                           ---------
             Total investment income                                          64,709
                                                                           ---------
Expenses:
   Advisory fees                                                               3,587
   Administration fees                                                           598
   Trustees' fees                                                                  3
   Chief Compliance Officer fees                                                   1
   Organizational expenses                                                       102
   Professional fees                                                             100
   Offering costs                                                                 53
   Custody fees                                                                   52
   Printing expense                                                               10
   Other expenses                                                                 90
                                                                           ---------
             Total expenses                                                    4,596
                                                                           ---------
Waivers of expenses:
   Advisory fees                                                              (2,033)
   Administration fees                                                          (598)
                                                                           ---------
             Net expenses                                                      1,965
                                                                           ---------
             Net investment income                                            62,744
                                                                           ---------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on:

      Investments and option contracts                                        10,182
      Futures contracts                                                       (6,461)
      Written options                                                            226
      Swap contracts                                                         (62,933)
      Foreign currency transactions                                                9
   Net change in unrealized appreciation (depreciation) on:
      Investments and option contracts                                      (137,243)
      Futures contracts                                                       (1,692)
      Swap contracts                                                          10,948
      Foreign currency and translation of other assets and
         liabilities denominated in foreign currency                             262
                                                                           ---------
Net realized and unrealized loss from investments                           (186,702)
                                                                           ---------
             Net decrease in net assets resulting from operations          $(123,958)
                                                                           =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                Statement of Changes in Net Assets ($ Thousands)
        For the Period from August 31, 2007 (commencement of operations)
                                 to May 31, 2008

                                                                         SEI LIBOR PLUS
                                                                            PORTFOLIO
                                                                         --------------
Decrease in net assets from operations:
   Net investment income                                                   $   62,744
   Net realized loss from investments, futures contracts,
      written options and swap contracts                                      (58,986)
   Net realized gain on foreign currency transactions                               9
   Net change in unrealized loss on investments, futures contracts
      and swap contracts                                                     (127,987)
   Net change in unrealized gain on foreign currency and translation
      of other assets and liabilities denominated in foreign currency             262
                                                                           ----------
         Net decrease in net assets resulting from operations                (123,958)
                                                                           ----------
Capital
   Capital subscriptions*                                                   1,815,631
   Capital redemptions                                                       (115,940)
                                                                           ----------
         Net increase in net assets resulting from capital                  1,699,691
                                                                           ----------
         Net increase in net assets                                         1,575,733
                                                                           ----------
Net assets beginning of period                                                     --
                                                                           ----------
Net assets end of period (Including undistributed net investment
   income of $62,744)                                                      $1,575,733
                                                                           ==========

* Includes subscriptions as a result of an in-kind transfer of securities (see Note 9)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                              Financial Highlights
        For the Period from August 31, 2007 (commencement of operations)
                                 to May 31, 2008

                                                                         SEI LIBOR PLUS
                                                                            PORTFOLIO
                                                                         --------------
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of period                                       $    10.00
                                                                           ----------
Investment operations
   Net investment income (a)                                                     0.37
   Net realized and unrealized loss on securities                               (1.09)
                                                                           ----------
   Total from investment operations                                             (0.72)
                                                                           ----------
Net asset value, end of period                                             $     9.28
                                                                           ==========
Total Return(b)                                                                 (7.20)%
                                                                           ==========
Net assets, end of period (000)                                            $1,575,733
                                                                           ==========
Ratios to average net assets:
   Expenses, net of waivers(c)                                                   0.16%
   Expenses, gross of waivers(c)                                                 0.38%
   Net investment income(c)                                                      5.25%
Portfolio turnover(b)                                                             264%

(a)  Calculated based on average shares outstanding during the period.

(b) Returns and turnover rates are for the period indicated and have not been annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                         Notes to Financial Statements

                                  May 31, 2008

(1)  ORGANIZATION AND NATURE OF OPERATIONS

     SEI Alpha Strategy Portfolios, LP (the "Fund") is a Delaware limited partnership established on June 29, 2007. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients ("Clients") of SEI Investments Management Corporation ("SIMC" or the "Investment Adviser") the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC's Clients.

     The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the "Portfolio"), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio's investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio's assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the 3-Month LIBOR (London Interbank Offered Rate).

     As of May 31, 2008, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

     SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (B)  VALUATION OF INVESTMENTS

          Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

     (B)  VALUATION OF INVESTMENTS (CONTINUED)

          may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

          Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Directors. The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Portfolio's Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

          For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Fair Value Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

          Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

(C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS

     Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

     Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

     Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

(D)  REPURCHASE AGREEMENTS

     Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. The Portfolio, as of May 31, 2008, had not entered into any repurchase agreements.

(E)  COMPENSATING BALANCES

     If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with the custodian on the following day.

(F)  FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

     (F)  FOREIGN CURRENCY TRANSLATION (CONTINUED)

          The Portfolio does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     (G)  FUTURES CONTRACTS

          The Portfolio utilized futures contracts during the period August 31, 2007 (commencement of operations) to May 31, 2008. The Portfolio's investments in futures contracts are for tactical hedging purposes as well as to enhance the Portfolio's returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

          Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

     (H)  OPTIONS/SWAPTIONS WRITING/PURCHASING

          The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio's returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

     (H)  OPTIONS/SWAPTIONS WRITING/PURCHASING (CONTINUED)

          the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

          The Portfolio had option/swaption contracts as of May 31, 2008 as disclosed in the Portfolio's Schedule of Investments.

          The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

          Written option transactions entered into for the period from August 31, 2007 (commencement of operations) to May 31, 2008 are summarized as follows:

                               NUMBER OF      PREMIUM
                               CONTRACTS   ($THOUSANDS)
                               ---------   ------------
Options written                  (262)        $(226)
Options closed                    262         $ 226
                                  ---         -----
Balance at the end of period       --         $  --
                                  ===         =====

          At May 31, 2008, the Portfolio had cash and/or securities at least equal to the value of written options/swaptions.

     (I)  SWAP AGREEMENTS

          A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

     (I)  SWAP AGREEMENTS (CONTINUED)

          the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements securities may be set aside as collateral by the Portfolio's custodian. The Portfolio may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio's value from changes in interest rates, or to expose the Portfolio to a different security or market.

          Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

          Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

     (J)  DELAYED DELIVERY TRANSACTIONS

          The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

     (K)  COLLATERALIZED DEBT OBLIGATIONS

          The Portfolio may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

          For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

          The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     (L)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

          The Portfolio declares its net income daily as a dividend and is paid daily. Such dividends are allocated among the limited partners based upon each limited partner's respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

     (M)  ORGANIZATION AND OFFERING COSTS

          Costs incurred in connection with the organization of the Portfolio were expensed as incurred. Initial offering costs have been deferred and will be amortized on a straight-line basis over the first twelve months of the Portfolio's operations. Unamortized offering costs at May 31, 2008 were $19,879.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

     (N)  INDEMNIFICATIONS

          The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, since inception the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(3)  INVESTMENT ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

     SIMC serves as investment adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective April 1, 2008, SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.18% of the Portfolio's average daily net assets. Prior to April 1, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expense, would not exceed 0.16% of the Portfolio's average daily net assets.

     SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC, Hyperion Brookfield Asset Management, Inc., and Smith Breeden Associates, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

     SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio's Net Asset Value, which is accrued daily and is paid monthly in arrears.

     Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. ("SIDCo.") acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

(4)  ALLOCATION OF PROFITS AND LOSSES

     For federal income tax purposes, the Portfolio's items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take account equitably of the variations between the Portfolio's tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes is allocated among the limited partners based upon each limited partner's respective ownership percentage.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

(5)  CAPITAL SUBSCRIPTIONS AND REDEMPTIONS

     Shares of the Portfolio may be issued on any day that the New York Stock Exchange ("NYSE") is open for business (a "business day"). The Portfolio calculates its net asset value ("NAV") once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

     Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

     Share transactions of the Portfolio for the period from August 31, 2007 (commencement of operations) to May 31, 2008, were as follows (Thousands):

Shares Issued              181,777
Shares Redeemed            (12,018)
                           -------
Total Share Transactions   169,759
                           =======

(6)  INVESTMENT TRANSACTIONS

     The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the period from August 31, 2007 (commencement of operations) to May 31, 2008 were as follows:

                        U.S. Gov't        Other          Total
                       ($Thousands)   ($Thousands)   ($Thousands)
                       ------------   ------------   ------------
Purchases               $3,527,404      $566,628      $4,094,032
Sales and Maturities     3,587,015       220,739       3,807,754

(7)  FEDERAL TAX INFORMATION

     The Portfolio's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Portfolio's earnings is the responsibility of its partners, rather than that of the Portfolio. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

     The Portfolio adopted the Financial Accounting Standards Board ("FASB") FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") upon commencement of operations on August 31, 2007. Based on its analysis, management has determined that the adoption of FIN 48 does not have a material impact to the Portfolio's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

(7)  FEDERAL TAX INFORMATION (CONTINUED)

     The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at May 31, 2008, were as follows:

                                                 Net Unrealized
                    Appreciated    Depreciated    Appreciation/
Federal Tax cost    Securities     Securities    (Depreciation)
  ($Thousands)     ($Thousands)   ($Thousands)    ($Thousands)
----------------   ------------   ------------   --------------
      $2,090,015        $25,261      $(162,504)       $(137,243)

(8)  CONCENTRATIONS/RISKS

     The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. In the normal course of business, the Portfolio trades various financial instruments and enters into various activities with off-balance sheet risk. The Portfolio's satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

(9)  IN-KIND TRANSFER OF SECURITIES

     During the period from August 31, 2007 (commencement of operations) to May 31, 2008, the Portfolio issued shares in exchange for securities at their current value on the date of the transaction from registered investment companies affiliated with the investment adviser.

Transaction     Shares
Date            Issued         Value
-----------   ----------   ------------
8/31/2007     95,340,268   $953,402,679

(10) RECENT ACCOUNTING PRONOUNCEMENTS

     In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                  May 31, 2008

(10) RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     As of May 31, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

     In March 2008, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 161, "NEW DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES". SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

(11) OTHER MATTERS

     Due to volatility in the fixed income and equity markets, the market value of some of the Portfolio's holdings may currently be lower than shown in the Schedule of Investments ("SOI"). The values shown in the SOI were the market values as of May 31, 2008 and do not reflect any market events after May 31, 2008.

                                                                     (Concluded)

             Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
SEI Alpha Strategy Portfolios, LP:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Alpha Strategy Portfolios, LP (the "Fund") comprising the SEI LIBOR Plus Portfolio (the "Portfolio"), as of May 31, 2008, and the related statements of operations, changes in net assets and the financial highlights for the period from August 31, 2007 (commencement of operations) through May 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the portfolio comprising SEI Alpha Strategy Portfolios, LP as of May 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from August 31, 2007 (commencement of operations) through May 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                        (KPMG LLP)


Philadelphia, Pennsylvania
July 30, 2008

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                     Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

- ACTUAL PORTFOLIO RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                             VALUE        VALUE      EXPENSE     DURING
                            11/30/07    05/31/08     RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
SEI LIBOR PLUS PORTFOLIO

Actual Fund Return         $1,000.00   $  957.70     0.17%        $0.83
Hypothetical 5% Return      1,000.00    1,024.15     0.17          0.86

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                  Trustees and Officers of the Fund (Unaudited)

The following chart lists Trustees and Officers as of June 26, 2008.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman      Since     Currently performs various        80       Trustee of The Advisors'
One Freedom           of the        1982     services on behalf of SEI                  Inner Circle Fund, The
Valley Drive,        Board of                for which Mr. Nesher is                    Advisors' Inner Circle Fund
Oaks, PA 19456      Trustees*                compensated.                               II, Bishop Street Funds,
61 yrs. old                                                                             Director of SEI Global
                                                                                        Master Fund, plc, SEI
                                                                                        Global Assets Fund, plc,
                                                                                        SEI Global Investments
                                                                                        Fund, plc, SEI Investments
                                                                                        Global, Limited, SEI
                                                                                        Investments -- Global Fund
                                                                                        Services, Limited, SEI
                                                                                        Investments (Europe),
                                                                                        Limited, SEI Investments --
                                                                                        Unit Trust Management (UK),
                                                                                        Limited, SEI Global Nominee
                                                                                        Ltd., SEI Opportunity Fund,
                                                                                        L.P., SEI Multi-Strategy
                                                                                        Funds plc., and SEI
                                                                                        Structured Credit Fund,
                                                                                        L.P.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
INTERESTED TRUSTEES (CONTINUED)
-------------------------------
William M.           Trustee*      Since     Self-employed Consultant          80       Trustee of The Advisors'
Doran                               1982     since 2003. Partner,                       Inner Circle Fund, The
1701 Market                                  Morgan, Lewis & Bockius LLP                Advisors' Inner Circle Fund
Street                                       (law firm) from 1976 to                    II, Bishop Street Funds,
Philadelphia, PA                             2003, counsel to The Trust,                Director since 1974.
19103                                        SEI, SIMC, the                             Director of the Distributor
68 yrs. old                                  Administrator and the                      since 2003. Director of SEI
                                             Distributor. Secretary of                  Investments -- Global Fund
                                             SEI since 1978.                            Services, Limited, SEI
                                                                                        Investments Global,
                                                                                        Limited, SEI Investments
                                                                                        (Europe), Limited, SEI
                                                                                        Investments (Asia),
                                                                                        Limited, and SEI Asset
                                                                                        Korea Co., Ltd.

TRUSTEES
--------
James M. Storey      Trustee       Since     Attorney, sole practitioner       80       Trustee of The Advisors'
One Freedom                         1995     since 1994. Partner,                       Inner Circle Fund, The
Valley Drive,                                Dechert Price & Rhoads,                    Advisors' Inner Circle
Oaks, PA 19456                               September 1987-December                    Fund II, Bishop Street
77 yrs. old                                  1993.                                      Funds, Massachusetts
                                                                                        Health and Education
                                                                                        Tax-Exempt Trust, and
                                                                                        U.S. Charitable Gift
                                                                                        Trust.

George J.            Trustee       Since     Self-employed consultant,         80       Trustee of The Advisors'
Sullivan Jr.                        1996     Newfound Consultants, Inc.                 Inner Circle Fund, The
One Freedom                                  since April 1997.                          Advisors' Inner Circle
Valley Drive,                                                                           Fund II, Bishop Street
Oaks, PA 19456                                                                          Funds, State Street
65 yrs. old                                                                             Navigator Securities
                                                                                        Lending Trust, SEI
                                                                                        Opportunity Fund, L.P.,
                                                                                        and SEI Structured Credit
                                                                                        Fund L.P.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
TRUSTEES (CONTINUED)
--------------------
Rosemarie B.         Trustee       Since     Director, Governor's Office       80       Director, Sonoco, Inc.;
Greco                               1999     of Health Care Reform,                     Director, Exelon
One Freedom                                  Commonwealth of                            Corporation; Trustee,
Valley Drive,                                Pennsylvania since 2003.                   Pennsylvania Real Estate
Oaks, PA 19456                               Founder and Principal,                     Investment Trust.
62 yrs. old                                  Grecoventures Ltd. from
                                             1999 to 2002.

Nina Lesavoy         Trustee       Since     Founder and Managing              80       Director of SEI
One Freedom                         2003     Director, Avec Capital,                    Opportunity Fund, L.P.,
Valley Drive,                                since April 2008. Managing                 and SEI Structured Credit
Oaks, PA 19456                               Director, Cue Capital from                 Fund, L.P.
51 yrs. old                                  March 2002 to March 2008.

James M.             Trustee       Since     Vice President and Chief          80       Trustee/Director of Ariel
Williams                            2004     investment Officer, J. Paul                Mutual Funds, SEI
One Freedom                                  Getty Trust, Non-Profit                    Opportunity Fund, L.P.,
Valley Drive,                                Foundation for Visual Arts,                and SEI Structured Credit
Oaks, PA 19456                               since December 2002.                       Fund, L.P.
60 yrs. old                                  President, Harbor Capital
                                             Advisors and Harbor Mutual
                                             Funds, 2000-2002.

Mitchell A.          Trustee       Since     Private Investor since            80       Trustee of The Advisors'
Johnson                             2007     1994.                                      Inner Circle Fund, The
One Freedom                                                                             Advisors' Inner Circle
Valley Drive,                                                                           Fund II and Bishop Street
Oaks, PA 19456                                                                          Funds.
66 yrs. old

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
TRUSTEES (CONTINUED)
--------------------
Hubert L.            Trustee       Since     Retired since 2005.               80       Chief Executive Officer and
Harris, Jr.                         2008                                                Chair of the Board of
One Freedom                                                                             Directors, AMVESCAP
Valley Drive,                                                                           Retirement, Inc.,
Oaks, PA 19456                                                                          1997-December 2005. Chief
65 yrs. old                                                                             Executive Officer, INVESCO
                                                                                        North America, September
                                                                                        2003- December 2005.
                                                                                        Director, Colonial
                                                                                        BancGroup, Inc.,
                                                                                        2003-present. Chair of the
                                                                                        Board of Trustees, Georgia
                                                                                        Tech Foundation, Inc.
                                                                                        (nonprofit corporation),
                                                                                        2007-present.

OFFICERS
--------
Robert A.          President &     Since     Currently performs                N/A                  N/A
Nesher                 CEO          2005     various services on
One Freedom                                  behalf of SEI for which
Valley Drive,                                Mr. Nesher is compensated.
Oaks, PA 19456
61 yrs. old

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
OFFICERS (CONTINUED)
--------------------
Stephen F.          Controller     Since     Fund Accounting Director of       N/A                  N/A
Panner               & Chief        2005     the Administration since
One Freedom         Financial                2005. Fund Administration
Valley Drive,        Officer                 Manager, Old Mutual Fund
Oaks, PA 19456                               Services, 2000-2005. Chief
38 yrs. old                                  Financial Officer,
                                             Controller and Treasurer,
                                             PBHG Funds and PBHG
                                             Insurance Series Fund,
                                             2004-2005. Assistant
                                             Treasurer, PBHG Funds and
                                             PBHG Insurance Series Fund,
                                             2000-2004. Assistant
                                             Treasurer, Old Mutual
                                             Advisors Fund, 2004-2005.

Russell Emery         Chief        Since     Chief Compliance Officer of       N/A                  N/A
One Freedom         Compliance      2006     SEI Opportunity Fund, L.P.,
Valley Drive,        Officer                 Bishop Street Funds, The
Oaks, PA 19456                               Advisors' Inner Circle Fund
45 yrs. old                                  and The Advisors' Inner
                                             Circle Fund II, since March
                                             2006. Chief Compliance
                                             Officer of SEI Structured
                                             Credit Fund, L.P., since
                                             June 2007. Director of
                                             Investment Product
                                             Management and Development
                                             of SIMC, February 2003-
                                             March 2006.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
OFFICERS (CONTINUED)
--------------------
Timothy D.             Vice        Since     General Counsel, Vice             N/A                  N/A
Barto              President &      2002     President and Secretary of
One Freedom         Secretary                SIMC and the Administrator
Valley Drive,                                since 2004. Vice President
Oaks, PA 19456                               and Assistant Secretary of
40 yrs. old                                  SEI since 2001. Vice
                                             President of SIMC and the
                                             Administrator since 1999.
                                             Assistant Secretary of
                                             SIMC, the Administrator and
                                             the Distributor and Vice
                                             President of the
                                             Distributor, 1999-2003.

James Ndiaye           Vice        Since     Vice President and                N/A                  N/A
One Freedom        President &      2005     Assistant Secretary
Valley Drive,       Assistant                of SIMC since 2005.
Oaks, PA 19456      Secretary                Deutsche Asset
39 yrs. old                                  Management (2003-2004).

Michael T. Pang        Vice        Since     Vice President and                N/A                  N/A
One Freedom        President &      2005     Assistant Secretary
Valley Drive,       Assistant                of SIMC since 2005.
Oaks, PA 19456      Secretary                Counsel, Caledonian
36 yrs. old                                  Bank & Trust's Mutual Funds
                                             Group (2004). Counsel,
                                             Permal Asset Management
                                             (2001-2004).

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

            Trustees and Officers of the Fund (Unaudited) (concluded)

                                                                             NUMBER
                                                                               OF
                                  TERM OF                                  PORTFOLIOS
                                   OFFICE                                    IN FUND
                   POSITION(S)      AND               PRINCIPAL              COMPLEX
                      HELD       LENGTH OF       OCCUPATION(S) DURING       OVERSEEN
  NAME, AGE AND       WITH          TIME                PAST                   BY           OTHER DIRECTORSHIPS
     ADDRESS         TRUSTS      SERVED(1)           FIVE YEARS            TRUSTEE(2)         HELD BY TRUSTEE
----------------   -----------   ---------   ---------------------------   ----------   ---------------------------
OFFICERS (CONTINUED)
--------------------
Aaron Buser            Vice        Since     Vice President and                N/A                  N/A
One Freedom        President &      2008     Assistant Secretary
Valley Drive,       Assistant                of SIMC since 2008.
Oaks, PA 19456      Secretary                Associate at Stark &
37 yrs. old                                  Stark (2004-2007).
                                             Associate at
                                             Flaster/Greenberg,
                                             P.C. (2000-2004).

John J. McCue          Vice        Since     Director of Portfolio             N/A                  N/A
One Freedom         President       2004     Implementations for
Valley Drive,                                SIMC since 1995.
Oaks, PA 19456                               Managing Director
45 yrs. old                                  of Money Market
                                             Investments for
                                             SIMC since 2003.

Andrew S.           Anti-Money     Since     Compliance Officer                N/A                  N/A
Decker              Laundering      2008     and Product Manager, SEI,
One Freedom         Compliance               2005-2008. Vice President,
Valley Drive,        Officer                 Old Mutual Capital,
Oaks, PA 19456                               2000-2005.
44 yrs. old

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THE TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OF HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE FUND'S INVESTMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

     SEI Alpha Strategy Portfolios, LP (the "Fund") has been established to facilitate the investment needs of registered investment company clients and institutional clients ("clients") of SEI Investments Management Corporation ("SIMC") (the "Adviser"), the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC's clients.

     The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the "Portfolio"). The Fund and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Fund's Board of Directors (the "Board"), the Portfolio's sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers also are responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

     The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Portfolio's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Directors or by a vote of the shareholders of the Portfolio; and
(ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Portfolio's Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

     Consistent with these responsibilities, the Fund's Board of Directors will call and hold meetings each year that will be dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board will request and review a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board will also receive extensive data provided by third parties. This information is in addition to the detailed information about the Portfolio that the Board will review during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE FUND'S INVESTMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)(CONTINUED)

Directors will also receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund's Investment Advisory Agreements. Finally, the Independent Directors will receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

     Specifically, the Board will request and receive written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (f) the Portfolio's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Portfolio-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Portfolio's performance compared with similar mutual funds.

     At the June 29, 2007 organizational meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, initially approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. At the organizational Board meeting, the Board concluded it was reasonable to take into account the conclusions the Board reached when considering and evaluating the renewal of the current investment advisory agreements between SIMC and other SEI funds (the "SEI Funds"), which occurred at the March 14, 2007 in-person Board meeting, as part of its considerations to approve the Advisory Agreement. This conclusion was based on the fact that SIMC acts as "manager of managers" for the SEI Funds, and the representation that SIMC will act similarly for the Portfolio. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the organizational Board meeting and the March 14, 2007 Board meeting, including:

- the nature, extent and quality of the services to be provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

- the Portfolio's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the SEI Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE FUND'S INVESTMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)(CONCLUDED)

     NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Directors considered the nature, extent and quality of the services to be provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Directors found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported approval of the Investment Advisory Agreements.

     FUND EXPENSES. With respect to the Portfolio's expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio's net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio's peer group. Finally, the Directors considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Portfolio expenses from exceeding a specified cap. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio would be reasonable and supported approval of the Investment Advisory Agreements.

     PROFITABILITY. With regard to profitability, the Directors considered all compensation that would flow to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers would be reasonable and supported approval of the Investment Advisory Agreements.

     ECONOMIES OF SCALE. The Directors considered the existence of any economies of scale and whether those would be passed along to the Portfolio's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio would obtain reasonable benefit from economies of scale.

     Based on the Directors' deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The Registrant's Board of Directors has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent director as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Fund.

KPMG billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

------------------ -----------------------------------------------------
                                       FISCAL YEAR
                                           2008

------- ---------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees
                   services to the   services to       and services to
                   Fund that were    service           service
                   pre-approved      affiliates that   affiliates that
                                     were              did not require
                                     pre-approved      pre-approval
------- ---------- ----------------- ----------------- -----------------
(a)     Audit      $25,000           $0                $0
        Fees(1)

------- ---------- ----------------- ----------------- -----------------
(b)     Audit-     $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- -----------------
(c)     Tax        $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- -----------------
(d)     All        $0                $226,000          $0
        Other
        Fees
------- ---------- ----------------- ----------------- -----------------


Notes:

   (1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- -------------------
                                                  FISCAL YEAR
                                                     2008
                ---------------------------- -------------------
                Audit-Related Fees                   0%

                ---------------------------- -------------------
                Tax Fees                             0%

                ---------------------------- -------------------
                All Other Fees                       0%

                ---------------------------- -------------------


(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year were $226,000 for 2008. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year no non-audit services were provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Located under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund has a standing Nominating Committee (the "Committee") currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Fund's Board of Directors (the "Board"). Pursuant to the Committee's Charter, adopted on June 29, 2007, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Fund's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Alpha Strategy Portfolios, LP


By (Signature and Title)               /s/ Robert A. Nesher
                                       ------------------------------
                                       Robert A. Nesher, President & CEO

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)               /s/ Robert A. Nesher
                                       ------------------------------
                                       Robert A. Nesher, President & CEO

Date: July 30, 2008

By (Signature and Title)               /s/ Stephen F. Panner
                                       ------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: July 30, 2008